JPMorgan Income ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 37.4%
FHLMC
Pool # 8C1031, ARM, 5.25%, 6/1/2055 (a)	5,750,819	5,848,534
Pool # 842039, ARM, 5.27%, 10/1/2055 (a)	4,401,126	4,470,879
Pool # 8B0505, ARM, 4.80%, 11/1/2055 (a)	6,846,823	6,910,230
Pool # 8C1189, ARM, 4.90%, 11/1/2055 (a)	2,983,097	3,007,969
Pool # 8C1217, ARM, 5.06%, 11/1/2055 (a)	9,166,784	9,279,697
Pool # 8C1210, ARM, 5.41%, 11/1/2055 (a)	4,574,042	4,659,129
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	995,507	1,007,881
Pool # WN2326, 4.45%, 12/1/2032	210,000	210,560
FHLMC UMBS, 30 Year
Pool # RA9081, 6.50%, 5/1/2053	2,701,686	2,840,674
Pool # RJ0003, 6.50%, 10/1/2053	3,830,136	4,033,897
Pool # SD4030, 6.50%, 10/1/2053	4,661,377	4,897,547
Pool # SD5883, 6.50%, 6/1/2054	10,798,206	11,341,966
Pool # SD5979, 6.00%, 7/1/2054	7,218,157	7,429,609
Pool # SD6268, 6.50%, 8/1/2054	8,114,331	8,534,277
Pool # SD6461, 6.50%, 10/1/2054	2,289,110	2,401,223
Pool # QX2328, 5.50%, 1/1/2055	280,366	284,158
Pool # QX9908, 6.00%, 4/1/2055	8,617,870	8,861,697
Pool # QX9926, 6.00%, 4/1/2055	7,903,620	8,128,410
Pool # SL2544, 6.50%, 8/1/2055	30,433,722	31,888,923
Pool # SL3192, 6.00%, 11/1/2055	83,835,330	86,915,342
FNMA
Pool # BM7862, ARM, 5.09%, 10/1/2055 (a)	2,738,740	2,771,231
Pool # BM7859, ARM, 4.88%, 11/1/2055 (a)	15,591,434	15,708,238
Pool # DF1997, ARM, 4.88%, 11/1/2055 (a)	5,686,689	5,760,141
Pool # BM7874, ARM, 5.00%, 11/1/2055 (a)	23,320,098	23,576,148
Pool # DF4134, ARM, 5.33%, 11/1/2055 (a)	7,997,218	8,148,229
FNMA UMBS, 30 Year
Pool # CB5497, 6.50%, 1/1/2053	7,011,754	7,330,766
Pool # CB7136, 6.50%, 9/1/2053	9,765,862	10,268,285
Pool # MA5192, 6.50%, 11/1/2053	2,568,604	2,663,690
Pool # FS6942, 6.50%, 12/1/2053	1,810,597	1,884,313
Pool # FS9123, 6.50%, 12/1/2053	7,198,036	7,553,789
Pool # CB8004, 6.00%, 2/1/2054	2,358,847	2,444,710
Pool # CB8495, 6.00%, 5/1/2054	7,637,856	7,918,120
Pool # CB8853, 6.00%, 7/1/2054	26,615,315	27,671,617
Pool # FS8911, 6.50%, 8/1/2054	8,707,381	9,174,881
Pool # CB9153, 6.00%, 9/1/2054	8,917,570	9,280,922
Pool # FA1925, 6.00%, 12/1/2054	11,060,644	11,398,964
Pool # BU5526, 5.50%, 2/1/2055	369,194	373,960
Pool # FA0541, 6.00%, 2/1/2055	13,151,032	13,660,189
Pool # FA2805, 6.50%, 9/1/2055	18,502,915	19,387,643
Pool # FA2900, 6.00%, 10/1/2055	49,407,467	51,222,629
Pool # FA3423, 6.00%, 11/1/2055	63,834,728	66,179,962
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	655,956
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,226,110

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,600,516
Pool # BS9607, 5.06%, 9/1/2030	162,000	168,660
Pool # BS9738, 4.97%, 10/1/2030	220,000	227,939
Pool # BS3390, 1.69%, 10/1/2031	1,268,627	1,118,766
Pool # BS3377, 1.72%, 10/1/2031	205,000	179,352
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,879,454
Pool # BS4294, 1.97%, 1/1/2034	800,000	678,209
Pool # BZ1211, 4.99%, 6/1/2034	840,000	877,542
Pool # BZ3537, 4.97%, 4/1/2035	2,657,100	2,760,796
GNMA II
Pool # MB0696, ARM, 5.00%, 10/20/2055 (a)	10,451,244	10,571,743
Pool # MB0756, ARM, 5.00%, 11/20/2055 (a)	9,950,000	10,072,660
GNMA II, 30 Year
Pool # 2644, 6.50%, 9/20/2028	137	141
Pool # DB5978, 6.50%, 4/20/2044	156,176	161,090
Pool # DA9696, 6.50%, 4/20/2045	182,390	188,129
Pool # MA8151, 4.50%, 7/20/2052	23	22
Pool # MA8649, 6.00%, 2/20/2053	267,800	275,010
Pool # MA9109, 7.00%, 8/20/2053	689,465	713,552
Pool # CV8103, 6.00%, 9/20/2053	1,029,208	1,056,845
Pool # 786958, 6.00%, 10/20/2053	47,019,719	48,732,209
Pool # CW1603, 6.50%, 12/20/2053	150,968	157,366
Pool # DA0555, 6.50%, 2/20/2054	796,527	830,285
Pool # DA1949, 6.50%, 2/20/2054	900,293	938,449
Pool # 787307, 6.50%, 3/20/2054	2,300,616	2,398,121
Pool # DB1810, 6.50%, 3/20/2054	573,471	597,775
Pool # DB1811, 6.50%, 3/20/2054	285,704	297,812
Pool # DB1521, 6.00%, 4/20/2054	163,224	168,456
Pool # DB1161, 6.50%, 4/20/2054	505,702	527,136
Pool # DA5191, 6.50%, 5/20/2054	98,211	103,442
Pool # DA9805, 6.50%, 5/20/2054	116,533	121,623
Pool # DB7176, 6.50%, 5/20/2054	163,255	170,882
Pool # MA9725, 5.50%, 6/20/2054	18,062,480	18,273,827
Pool # DB7182, 6.00%, 6/20/2054	83,881	86,389
Pool # DB9010, 6.00%, 6/20/2054	147,813	151,637
Pool # DC6423, 6.00%, 6/20/2054	332,102	342,746
Pool # DC6424, 6.00%, 6/20/2054	251,301	258,817
Pool # DC6462, 6.00%, 6/20/2054	277,181	286,149
Pool # DC6464, 6.00%, 6/20/2054	1,351,160	1,391,571
Pool # DC7762, 6.00%, 6/20/2054	1,543,110	1,589,263
Pool # CP4226, 6.50%, 6/20/2054	353,506	370,024
Pool # CZ1406, 6.50%, 6/20/2054	140,226	147,145
Pool # DA1016, 6.50%, 6/20/2054	148,438	155,763
Pool # DB7470, 6.50%, 6/20/2054	444,972	463,831
Pool # DB7473, 6.50%, 6/20/2054	1,115,704	1,164,353
Pool # DC6270, 6.50%, 6/20/2054	368,698	385,925
Pool # DE0617, 6.50%, 6/20/2054	1,209,804	1,261,076
Pool # DB7520, 6.00%, 7/20/2054	424,662	437,363
Pool # DC0348, 6.00%, 7/20/2054	3,960,959	4,067,433

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DC6650, 6.00%, 7/20/2054	1,440,248	1,483,324
Pool # DC8318, 6.00%, 7/20/2054	59,550	61,331
Pool # DC8319, 6.00%, 7/20/2054	98,113	101,048
Pool # DA1123, 6.50%, 7/20/2054	196,922	205,268
Pool # DB7614, 6.50%, 7/20/2054	73,601	76,720
Pool # DC4806, 6.50%, 7/20/2054	1,210,081	1,262,846
Pool # DC4815, 6.50%, 7/20/2054	332,266	346,348
Pool # DC4824, 6.50%, 7/20/2054	829,881	865,053
Pool # DC4836, 6.50%, 7/20/2054	628,374	655,775
Pool # DC6344, 6.50%, 7/20/2054	1,274,742	1,328,766
Pool # DC7719, 6.50%, 7/20/2054	71,093	74,106
Pool # DD0244, 6.50%, 7/20/2054	295,755	309,574
Pool # DD0258, 6.50%, 7/20/2054	147,743	154,646
Pool # DD1474, 6.50%, 7/20/2054	1,765,219	1,840,037
Pool # DD6149, 6.50%, 7/20/2054	117,897	122,894
Pool # DD7932, 6.50%, 7/20/2054	541,735	564,695
Pool # DD7934, 6.50%, 7/20/2054	277,330	289,084
Pool # DD7935, 6.50%, 7/20/2054	970,038	1,011,148
Pool # 787515, 6.00%, 8/20/2054	7,369,326	7,589,717
Pool # DE1862, 6.00%, 8/20/2054	3,214,451	3,310,593
Pool # 787524, 6.50%, 8/20/2054	10,055,897	10,545,499
Pool # 787526, 6.50%, 8/20/2054	10,612,660	11,079,482
Pool # 787527, 6.50%, 8/20/2054	9,312,817	9,747,104
Pool # 787528, 6.50%, 8/20/2054	13,545,356	14,132,681
Pool # DA1146, 6.50%, 8/20/2054	73,748	76,874
Pool # DA2943, 6.50%, 8/20/2054	692,802	723,011
Pool # DC5089, 6.50%, 8/20/2054	683,873	713,693
Pool # DC6802, 6.50%, 8/20/2054	697,950	726,031
Pool # DC8297, 6.50%, 8/20/2054	311,583	325,380
Pool # DD0605, 6.50%, 8/20/2054	197,313	206,243
Pool # DD7840, 6.50%, 8/20/2054	1,315,825	1,373,237
Pool # DD8028, 6.50%, 8/20/2054	86,822	90,840
Pool # DD8029, 6.50%, 8/20/2054	86,694	90,156
Pool # DD8031, 6.50%, 8/20/2054	64,878	67,628
Pool # DD8032, 6.50%, 8/20/2054	121,870	127,361
Pool # DD8033, 6.50%, 8/20/2054	105,372	110,120
Pool # DD9128, 6.50%, 8/20/2054	216,560	226,679
Pool # DE0930, 6.50%, 8/20/2054	197,137	206,348
Pool # DE0931, 6.50%, 8/20/2054	97,898	102,472
Pool # DE0933, 6.50%, 8/20/2054	150,746	157,790
Pool # DE1872, 6.50%, 8/20/2054	3,009,505	3,137,055
Pool # 787553, 6.00%, 9/20/2054	9,754,470	10,051,238
Pool # DD9114, 6.00%, 9/20/2054	94,075	96,888
Pool # DE0971, 6.00%, 9/20/2054	93,186	95,973
Pool # DE4370, 6.00%, 9/20/2054	189,143	194,800
Pool # DE4373, 6.00%, 9/20/2054	203,695	209,787
Pool # DE4379, 6.00%, 9/20/2054	815,489	839,881
Pool # DE6274, 6.00%, 9/20/2054	8,209,246	8,454,780
Pool # 787554, 6.50%, 9/20/2054	7,933,901	8,277,899

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DE6368, 6.50%, 9/20/2054	707,020	735,673
Pool # 787593, 5.50%, 10/20/2054	10,254,229	10,437,238
Pool # 787595, 6.00%, 10/20/2054	28,529,243	29,434,386
Pool # 787596, 6.00%, 10/20/2054	30,276,257	31,311,440
Pool # DF5278, 6.00%, 10/20/2054	102,598	105,667
Pool # DF5283, 6.00%, 10/20/2054	919,198	946,692
Pool # DF5284, 6.00%, 10/20/2054	988,097	1,017,652
Pool # 787890, 6.00%, 11/20/2054	5,716,352	5,898,913
Pool # DF8119, 6.00%, 11/20/2054	9,641,252	9,929,619
Pool # DF8120, 6.00%, 11/20/2054	9,590,298	9,877,137
Pool # DG0986, 6.00%, 11/20/2054	233,253	241,878
Pool # DG1019, 6.00%, 11/20/2054	247,831	256,994
Pool # DG1038, 6.00%, 11/20/2054	269,202	279,156
Pool # DE0928, 6.00%, 12/20/2054	112,295	116,447
Pool # DF4458, 6.00%, 12/20/2054	286,382	296,971
Pool # DF4461, 6.00%, 12/20/2054	278,991	289,307
Pool # DF4477, 6.00%, 12/20/2054	560,282	580,999
Pool # DF8291, 6.00%, 12/20/2054	1,043,150	1,074,350
Pool # DG1004, 6.00%, 12/20/2054	395,882	410,520
Pool # DG1015, 6.00%, 12/20/2054	190,298	196,479
Pool # DG1018, 6.00%, 12/20/2054	296,895	307,873
Pool # DG1027, 6.00%, 12/20/2054	546,347	566,548
Pool # DG8794, 6.00%, 12/20/2054	296,519	307,483
Pool # DG8812, 6.00%, 12/20/2054	108,108	112,105
Pool # DG8826, 6.00%, 12/20/2054	169,770	176,047
Pool # DG8827, 6.00%, 1/20/2055	481,811	499,628
Pool # DG8828, 6.00%, 1/20/2055	139,329	144,481
Pool # DG8829, 6.00%, 1/20/2055	240,160	249,041
Pool # DG8840, 6.00%, 1/20/2055	150,174	155,727
Pool # DG8841, 6.00%, 1/20/2055	482,896	500,753
Pool # DG8842, 6.00%, 1/20/2055	112,008	116,149
Pool # DG8843, 6.00%, 1/20/2055	162,856	168,878
Pool # DG8871, 6.00%, 1/20/2055	107,347	111,316
Pool # 787839, 5.50%, 2/20/2055	54,915,626	55,490,791
Pool # 787892, 5.50%, 2/20/2055	22,260,763	22,668,364
Pool # 787885, 6.00%, 3/20/2055	33,693,294	34,701,048
Pool # 787933, 5.50%, 4/20/2055	50,895,587	51,436,465
Pool # 787935, 5.50%, 4/20/2055	10,379,802	10,557,982
Pool # 787936, 5.50%, 4/20/2055	16,995,667	17,348,654
Pool # DI0238, 6.00%, 4/20/2055	1,340,928	1,373,028
Pool # 787987, 5.50%, 5/20/2055	28,139,437	28,671,977
Pool # 787943, 6.50%, 5/20/2055	9,344,741	9,816,495
Pool # MB0426, 6.50%, 6/20/2055	18,273,208	18,855,339
Pool # 788063, 6.00%, 7/20/2055	13,005,017	13,393,999
Pool # MB0486, 6.00%, 7/20/2055	214,399,730	218,910,420
Pool # DK7461, 6.50%, 7/20/2055	5,759,468	5,984,245
Pool # MB0487, 6.50%, 7/20/2055	1,001,826	1,034,012
Pool # 788132, 5.50%, 8/20/2055	54,628,805	55,588,761
Pool # MB0556, 5.50%, 8/20/2055	166,280,734	168,096,986

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MB0558, 6.50%, 8/20/2055	6,130,248	6,325,539
Pool # DJ3220, 5.50%, 9/20/2055	5,593,679	5,687,511
Pool # MB0624, 6.00%, 9/20/2055	165,971,414	169,614,390
Pool # MB0625, 6.50%, 9/20/2055	156,140,741	161,114,926
Pool # DN0795, 5.50%, 10/20/2055	9,091,900	9,248,884
Pool # DN5662, 5.50%, 10/20/2055	3,058,218	3,109,521
Pool # DN5664, 5.50%, 10/20/2055	13,901,954	14,135,161
Pool # DN5666, 5.50%, 10/20/2055	4,759,943	4,839,793
Pool # DN5669, 5.50%, 10/20/2055	2,979,102	3,029,078
Pool # DN5665, 6.00%, 10/20/2055	7,721,019	7,945,168
Pool # DN5956, 6.00%, 10/20/2055	999,048	1,032,292
Pool # DN5961, 6.00%, 10/20/2055	998,920	1,030,019
Pool # DN5965, 6.00%, 10/20/2055	3,696,571	3,806,008
Pool # DN5970, 6.00%, 10/20/2055	3,696,492	3,796,990
Pool # DN5975, 6.00%, 10/20/2055	1,067,226	1,102,740
Pool # 788245, 6.50%, 10/20/2055	19,977,344	20,831,194
Pool # MB0688, 6.50%, 10/20/2055	36,410,096	37,570,014
Pool # MB0748, 6.50%, 11/20/2055	16,107,683	16,620,826
GNMA II, Single Family, 30 Year
TBA, 5.50%, 12/15/2055 (b)	28,268,688	28,547,916
TBA, 6.50%, 12/15/2055 (b)	142,390,000	146,778,354
TBA, 5.50%, 1/15/2056 (b)	1,760,000	1,775,803
TBA, 6.50%, 1/15/2056 (b)	170,990,000	175,979,254
Total Mortgage-Backed Securities (Cost $2,382,585,328)		2,391,163,786
Commercial Mortgage-Backed Securities — 17.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.28%, 8/10/2035 (a) (c)	935,000	871,888
Aventura Mall Trust Series 2018-AVM, Class A, 4.25%, 7/5/2040 (a) (c)	2,220,000	2,203,657
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.34%, 9/15/2048 (a)	2,925,000	2,650,597
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (c)	3,000,000	2,021,114
BANK
Series 2022-BNK39, Class XA, IO, 0.52%, 2/15/2055 (a)	7,999,918	176,085
Series 2019-BN19, Class C, 4.17%, 8/15/2061 (a)	1,500,000	1,098,725
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	700,000	410,928
Series 2020-BN28, Class XA, IO, 1.87%, 3/15/2063 (a)	4,069,343	273,843
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	320,000	213,772
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	4,061,645
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (a)	5,800,000	6,026,162
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,794,102	6,035,017
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	867,521
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 1.07%, 9/15/2054 (a)	4,500,000	223,841
Series 2022-C17, Class XA, IO, 1.32%, 9/15/2055 (a)	47,005,246	2,948,409
Series 2023-C20, Class XA, IO, 1.08%, 7/15/2056 (a)	13,122,566	625,028
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (a)	1,350,000	1,462,770
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (a)	2,900,000	3,277,607
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (a)	4,350,000	4,622,244

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Benchmark Mortgage Trust
Series 2018-B1, Class C, 4.34%, 1/15/2051 (a)	5,200,000	4,299,086
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (a)	2,300,000	2,229,641
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (a)	1,000,000	995,289
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	1,240,000	833,760
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	770,775
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	749,543
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (a)	800,000	788,686
Series 2022-B37, Class A5, 5.94%, 11/15/2055 (a)	604,000	648,112
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (a)	4,000,000	4,234,166
Series 2023-B39, Class XA, IO, 0.72%, 7/15/2056 (a)	118,126,173	4,172,453
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (a)	200,000	209,663
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	459,610
Series 2024-V5, Class C, 7.20%, 1/10/2057 (a)	300,000	309,244
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,481,254
Series 2019-B10, Class B, 4.18%, 3/15/2062 (a)	1,418,000	1,297,690
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 5.81%, 8/15/2042 (a) (c)	6,483,000	6,495,168
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (a)	3,600,000	3,821,765
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (c)	5,000,000	3,601,795
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.59%, 2/17/2055 (a)	49,187,264	1,073,128
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,732,527
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (a)	6,280,000	6,585,753
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (a)	3,310,000	3,545,656
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,623,887
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,513,516
Series 2024-5C3, Class C, 7.09%, 2/15/2057 (a)	700,000	720,334
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (a)	8,300,000	8,840,718
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (a)	26,954,074	1,692,225
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,830,847
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	4,025,911
Series 2024-C10, Class XA, IO, 0.81%, 11/15/2057 (a)	79,693,995	3,918,713
Series 2024-5C7, Class XA, IO, 1.14%, 11/15/2057 (a) (c)	19,939,980	654,889
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (a)	1,400,000	1,457,631
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (a)	300,000	309,347
Series 2025-5C11, Class XA, IO, 1.33%, 7/15/2058 (a)	75,684,441	3,497,817
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 4.80%, 10/15/2036 (a) (c)	148,759	148,482
Series 2021-ACNT, Class A, 4.92%, 11/15/2038 (a) (c)	663,137	662,315
Series 2024-MF, Class A, 5.40%, 2/15/2039 (a) (c)	1,744,345	1,744,345
Series 2024-MF, Class B, 5.65%, 2/15/2039 (a) (c)	708,364	708,363
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (c)	3,587,000	3,710,231
Series 2025-BIO3, Class C, 7.19%, 2/10/2042 (a) (c)	3,400,000	3,511,764
Series 2025-BIO3, Class D, 7.19%, 2/10/2042 (a) (c)	9,700,000	9,895,153
BX Trust Series 2022-LBA6, Class A, 4.96%, 1/15/2039 (a) (c)	155,000	154,807
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (c)	674,000	476,365
CD Mortgage Trust
Series 2016-CD2, Class C, 4.10%, 11/10/2049 (a)	290,000	171,924

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	15,316,138	14,904,339
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	879,953
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	2,000,000	1,724,652
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (a)	1,362,417	1,332,999
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (a)	1,750,000	1,668,457
Series 2018-CD7, Class C, 5.00%, 8/15/2051 (a)	2,080,000	1,943,858
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	3,800,000	2,188,664
CFCRE Commercial Mortgage Trust Series 2016-C6, Class C, 4.30%, 11/10/2049 (a)	1,000,000	910,259
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	6,500,000	5,644,358
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (a)	1,347,008	1,303,244
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	4,000,000	2,756,040
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	108,388	104,864
Series 2016-GC36, Class C, 4.81%, 2/10/2049 (a)	1,500,000	1,290,511
Series 2016-P3, Class B, 4.27%, 4/15/2049 (a)	1,630,000	1,513,474
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500,000	1,189,080
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	3,000,000	2,138,657
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (a)	1,000,000	981,746
Series 2018-C5, Class XA, IO, 0.82%, 6/10/2051 (a)	1,437,827	20,801
Series 2018-C6, Class XA, IO, 0.93%, 11/10/2051 (a)	2,001,508	39,181
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	2,117,535
Series 2019-C7, Class XA, IO, 0.94%, 12/15/2072 (a)	19,702,509	562,178
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (a) (c)	1,408,820	1,428,207
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (c)	1,123,214	1,147,696
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (c)	1,224,000	1,256,384
Series 2015-DC1, Class B, 4.03%, 2/10/2048 (a)	8,160,000	7,812,384
Series 2018-COR3, Class B, 4.67%, 5/10/2051 (a)	800,000	684,444
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.63%, 2/10/2047 (a)	2,967,820	2,849,107
Series 2014-CR15, Class C, 4.07%, 2/10/2047 (a)	1,000,000	966,312
Series 2014-CR19, Class E, 4.07%, 8/10/2047 (a) (c)	1,384,568	1,311,878
Series 2014-UBS5, Class C, 4.89%, 9/10/2047 (a)	2,300,000	2,121,750
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	2,350,000	1,715,570
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	7,817,000	7,054,921
Series 2015-CR22, Class D, 3.82%, 3/10/2048 (a) (c)	2,000,000	1,585,780
Series 2015-LC23, Class E, 3.85%, 10/10/2048 (a) (c)	3,000,000	2,430,180
Series 2016-COR1, Class C, 4.46%, 10/10/2049 (a)	7,000,000	5,904,071
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C, 5.04%, 11/15/2051 (a)	4,000,000	3,661,869
Series 2019-C16, Class XA, IO, 1.69%, 6/15/2052 (a)	58,841,265	2,549,198
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	5,200,000	3,025,768
Series 2020-C19, Class E, 2.50%, 3/15/2053 (c)	2,000,000	700,074
Series 2020-C19, Class C, 3.73%, 3/15/2053 (a)	2,750,000	2,206,286
Series 2015-C2, Class C, 4.18%, 6/15/2057 (a)	4,250,000	3,814,332
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	400,000	379,868
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (c)	1,885,000	1,894,791
FHLMC Series 2025-MN11, Class M1, 5.72%, 7/25/2045 (a) (c)	2,497,298	2,494,704

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.57%, 7/25/2041 (a) (c)	200,000	199,999
Series 2023-MN6, Class M2, 10.82%, 5/25/2043 (a) (c)	5,000,000	5,641,437
Series 2023-MN7, Class M1, 7.67%, 9/25/2043 (a) (c)	1,707,154	1,737,843
Series 2023-MN7, Class M2, 9.77%, 9/25/2043 (a) (c)	5,348,000	5,762,585
Series 2023-MN7, Class B1, 12.92%, 9/25/2043 (a) (c)	1,750,000	1,992,592
Series 2024-MN8, Class M1, 6.92%, 5/25/2044 (a) (c)	10,881,029	11,041,816
Series 2024-MN8, Class M2, 8.32%, 5/25/2044 (a) (c)	2,500,000	2,609,114
Series 2024-MN8, Class B1, 11.42%, 5/25/2044 (a) (c)	2,900,000	3,388,743
Series 2024-MN9, Class M1, 6.49%, 10/25/2044 (a) (c)	10,556,746	10,673,602
Series 2024-MN9, Class M2, 7.29%, 10/25/2044 (a) (c)	7,100,000	7,196,225
Series 2024-MN9, Class B1, 10.04%, 10/25/2044 (a) (c)	500,000	527,772
Series 2025-MN10, Class M1, 6.25%, 2/25/2045 (a) (c)	3,764,375	3,734,430
Series 2025-MN10, Class M2, 7.05%, 2/25/2045 (a) (c)	1,500,000	1,500,009
Series 2025-MN10, Class B1, 9.15%, 2/25/2045 (a) (c)	180,000	183,932
Series 2025-MN11, Class B1, 8.47%, 7/25/2045 (a) (c)	2,700,000	2,740,569
Series 2021-MN1, Class M1, 6.07%, 1/25/2051 (a) (c)	312,035	311,298
Series 2021-MN1, Class M2, 7.82%, 1/25/2051 (a) (c)	3,000,000	3,098,161
Series 2021-MN3, Class M2, 8.07%, 11/25/2051 (a) (c)	8,700,000	9,012,238
Series 2021-MN3, Class B1, 10.92%, 11/25/2051 (a) (c)	1,750,000	1,854,586
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (a)	2,000,000	54,998
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (a)	2,000,000	79,400
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (a)	50,250,000	3,912,063
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (a)	2,500,000	329,756
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (a)	5,600,000	364,834
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (a)	18,000,000	3,685,536
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.57%, 5/25/2052 (a) (c)	3,000,000	3,386,044
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class X1, IO, 0.61%, 10/25/2026 (a)	43,553,423	167,959
Series K738, Class X1, IO, 1.48%, 1/25/2027 (a)	40,907,919	509,304
Series K064, Class X1, IO, 0.72%, 3/25/2027 (a)	9,986,030	58,935
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (a)	40,589,715	397,917
Series K068, Class X1, IO, 0.41%, 8/25/2027 (a)	619,339	3,649
Series K740, Class X1, IO, 0.72%, 9/25/2027 (a)	17,481,950	186,471
Series K072, Class X1, IO, 0.49%, 12/25/2027 (a)	14,747,609	101,844
Series K742, Class X1, IO, 0.77%, 3/25/2028 (a)	2,720,113	25,421
Series K742, Class X3, IO, 2.59%, 4/25/2028 (a)	5,000,000	285,784
Series K743, Class X1, IO, 0.91%, 5/25/2028 (a)	25,094,270	498,884
Series K078, Class X1, IO, 0.22%, 6/25/2028 (a)	60,777,320	170,474
Series K745, Class X1, IO, 0.62%, 8/25/2028 (a)	14,886,731	212,270
Series K082, Class X1, IO, 0.01%, 9/25/2028 (a)	191,774,825	324,406
Series K083, Class X1, IO, 0.18%, 9/25/2028 (a)	128,945,656	261,979
Series K084, Class X3, IO, 2.24%, 11/25/2028 (a)	751,485	44,701
Series K514, Class X1, IO, 0.96%, 12/25/2028 (a)	11,788,303	314,234
Series K088, Class X1, IO, 0.50%, 1/25/2029 (a)	13,521,135	200,024
Series K091, Class X1, IO, 0.56%, 3/25/2029 (a)	31,801,142	539,370
Series K519, Class AS, 4.68%, 3/25/2029 (a)	3,686,840	3,682,622
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (a)	55,000,000	463,909

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series KW09, Class X1, IO, 0.78%, 5/25/2029 (a)	70,940,286	1,375,589
Series K094, Class X1, IO, 1.01%, 6/25/2029 (a)	20,970,773	555,705
Series K095, Class XAM, IO, 1.37%, 6/25/2029 (a)	1,614,000	67,526
Series K528, Class X1, IO, 1.01%, 7/25/2029 (a)	30,000,000	839,451
Series KG02, Class X1, IO, 1.14%, 8/25/2029 (a)	14,178,358	404,483
Series K100, Class X1, IO, 0.77%, 9/25/2029 (a)	53,576,851	1,130,530
Series K101, Class X1, IO, 0.83%, 10/25/2029 (a)	1,643,155	45,837
Series K101, Class X3, IO, 1.89%, 10/25/2029 (a)	20,000,000	1,327,120
Series K090, Class X3, IO, 2.31%, 10/25/2029 (a)	5,000,000	361,375
Series K103, Class X1, IO, 0.63%, 11/25/2029 (a)	25,605,510	560,420
Series K104, Class X1, IO, 1.11%, 1/25/2030 (a)	12,857,947	490,852
Series K106, Class X1, IO, 1.31%, 1/25/2030 (a)	54,181,195	2,562,787
Series K105, Class X1, IO, 1.52%, 1/25/2030 (a)	24,416,702	1,296,268
Series K107, Class X1, IO, 1.59%, 1/25/2030 (a)	44,622,382	2,480,389
Series K109, Class X1, IO, 1.57%, 4/25/2030 (a)	35,991,953	2,031,105
Series K114, Class X1, IO, 1.11%, 6/25/2030 (a)	2,097,828	89,998
Series K115, Class X1, IO, 1.31%, 6/25/2030 (a)	70,015,257	3,536,219
Series K117, Class X1, IO, 1.22%, 8/25/2030 (a)	30,950,257	1,456,451
Series K119, Class X1, IO, 0.92%, 9/25/2030 (a)	7,246,007	265,323
Series K121, Class X1, IO, 1.02%, 10/25/2030 (a)	24,724,060	983,229
Series K120, Class X1, IO, 1.03%, 10/25/2030 (a)	40,519,064	1,635,888
Series K754, Class XAM, IO, 0.03%, 11/25/2030 (a)	116,738,000	523,582
Series K122, Class X1, IO, 0.87%, 11/25/2030 (a)	19,541,418	697,846
Series KG04, Class X1, IO, 0.93%, 11/25/2030 (a)	9,171,419	309,607
Series K124, Class X1, IO, 0.71%, 12/25/2030 (a)	99,465,705	3,017,352
Series K123, Class X1, IO, 0.76%, 12/25/2030 (a)	52,655,521	1,652,957
Series K126, Class X1, IO, 0.30%, 1/25/2031 (a)	91,162,380	1,187,436
Series K152, Class X1, IO, 0.95%, 1/25/2031 (a)	17,085,164	629,100
Series K128, Class X1, IO, 0.51%, 3/25/2031 (a)	126,084,456	2,783,239
Series K129, Class X3, IO, 3.16%, 5/25/2031 (a)	8,000,000	1,153,658
Series K130, Class X1, IO, 1.03%, 6/25/2031 (a)	6,158,514	290,331
Series K131, Class X1, IO, 0.73%, 7/25/2031 (a)	56,522,266	1,973,401
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (a)	42,572,534	1,086,217
Series K136, Class X1, IO, 0.39%, 12/25/2031 (a)	62,727,694	1,058,342
Series K140, Class X1, IO, 0.29%, 1/25/2032 (a)	84,434,321	1,402,437
Series K-152, Class A1, 3.78%, 1/25/2032	340,458	339,259
Series Q001, Class XA, IO, 2.08%, 2/25/2032 (a)	15,418,913	914,564
Series K142, Class X1, IO, 0.30%, 3/25/2032 (a)	109,984,945	1,873,352
Series K144, Class X1, IO, 0.33%, 4/25/2032 (a)	4,081,219	81,609
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,648,091
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (a)	17,454,290	362,466
Series K-152, Class X1, IO, 0.15%, 11/25/2032 (a)	131,786,655	1,623,770
Series K-153, Class X1, IO, 0.44%, 12/25/2032 (a)	19,686,991	579,632
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (a)	85,793,477	2,109,953
Series K-159, Class X1, IO, 0.12%, 7/25/2033 (a)	151,938,935	1,841,849
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (a)	2,700,000	893,699
Series K-163, Class X3, IO, 5.69%, 4/25/2034 (a)	2,500,000	896,346
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (a)	1,182,783	45,734
Series K-1514, Class X3, IO, 2.86%, 10/25/2034 (a)	13,043,739	2,409,955

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (a)	2,500,000	531,882
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (a)	8,763,928	862,350
Series K-1517, Class X1, IO, 1.32%, 7/25/2035 (a)	19,143,168	1,758,396
Series Q012, Class X, IO, 3.98%, 9/25/2035 (a)	347,356	52,109
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	35,952,076	2,137,793
Series K-1519, Class X1, IO, 0.59%, 12/25/2035 (a)	13,333,983	562,142
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	57,758,856	1,958,106
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (a)	4,500,000	885,159
Series K-1515, Class X3, IO, 3.80%, 3/25/2038 (a)	3,000,000	769,672
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (a)	1,000,000	249,766
Series K067, Class X3, IO, 2.19%, 9/25/2044 (a)	15,000,000	523,061
Series K068, Class X3, IO, 2.06%, 10/25/2044 (a)	12,000,000	400,793
Series K060, Class X3, IO, 1.96%, 12/25/2044 (a)	13,199,854	221,917
Series K062, Class X3, IO, 2.15%, 1/25/2045 (a)	14,999,855	333,871
Series K063, Class X3, IO, 2.08%, 2/25/2045 (a)	11,342,000	264,165
Series K065, Class X3, IO, 2.19%, 7/25/2045 (a)	8,509,531	267,172
Series K066, Class X3, IO, 2.24%, 8/25/2045 (a)	25,000,000	848,295
Series K071, Class X3, IO, 2.01%, 11/25/2045 (a)	8,700,000	321,644
Series K085, Class X3, IO, 2.39%, 12/25/2045 (a)	1,850,000	113,455
Series K097, Class X3, IO, 2.02%, 9/25/2046 (a)	3,000,000	200,672
Series K082, Class X3, IO, 2.21%, 10/25/2046 (a)	10,000,000	592,743
Series K083, Class X3, IO, 2.37%, 11/25/2046 (a)	621,062	38,606
Series K092, Class X3, IO, 2.25%, 5/25/2047 (a)	43,959,013	3,051,239
Series K737, Class X3, IO, 1.78%, 1/25/2048 (a)	11,779,376	199,619
Series K109, Class X3, IO, 3.38%, 5/25/2048 (a)	3,400,000	431,569
Series K119, Class X3, IO, 2.73%, 9/25/2048 (a)	5,000,000	571,643
Series K121, Class X3, IO, 2.77%, 11/25/2048 (a)	5,000,000	590,605
Series K126, Class X3, IO, 2.63%, 1/25/2049 (a)	12,950,000	1,503,986
Series K124, Class X3, IO, 2.62%, 2/25/2049 (a)	5,000,000	562,160
Series K125, Class X3, IO, 2.65%, 2/25/2049 (a)	16,750,000	1,935,019
Series K741, Class X3, IO, 2.45%, 3/25/2049 (a)	13,766,615	639,068
Series K127, Class X3, IO, 2.65%, 3/25/2049 (a)	4,000,000	463,592
Series K743, Class X3, IO, 2.95%, 6/25/2049 (a)	13,000,000	857,451
Series K147, Class X3, IO, 3.80%, 6/25/2050 (a)	6,400,000	1,278,886
Series K096, Class X3, IO, 2.11%, 8/25/2051 (a)	8,380,000	526,084
Series K148, Class X3, IO, 4.15%, 8/25/2054 (a)	17,000,000	3,816,617
Series K143, Class X1, IO, 0.34%, 4/25/2055 (a)	34,811,772	694,578
Series Q014, Class X, IO, 2.77%, 10/25/2055 (a)	1,764,976	254,784
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (a)	5,000,000	1,201,119
Series K759, Class X3, IO, 5.26%, 2/25/2057 (a)	1,026,415	274,052
FNMA ACES
Series 2016-M10, Class X, IO, 0.70%, 7/25/2028 (a)	99,729,646	1,185,277
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (a)	3,976,621	104,943
Series 2020-M3, Class X1, IO, 0.40%, 2/25/2030 (a)	3,255,708	28,339
Series 2020-M30, Class X, IO, 0.99%, 7/25/2031 (a)	35,323,163	1,227,551
Series 2020-M15, Class X1, IO, 1.56%, 9/25/2031 (a)	21,084,142	1,256,859
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (a)	2,802,517	24,869
Series 2020-M16, Class X1, IO, 0.53%, 4/25/2032 (a)	75,066,701	1,309,148
Series 2020-M35, Class X, IO, 0.20%, 7/25/2032 (a)	237,987,435	1,536,114

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-M31, Class AB, 0.50%, 10/25/2032	70,647	62,259
Series 2019-M11, Class X2, IO, 1.01%, 5/25/2034 (a)	49,932,322	2,709,907
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (a)	3,500,000	3,500,443
Series 2021-M8, Class X, IO, 0.32%, 11/25/2035 (a)	91,624,190	1,309,126
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	5,500,000	2,654,646
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.82%, 9/25/2024 (a) (c)	796,601	794,940
Series 2018-KF45, Class B, 6.27%, 3/25/2025 (a) (c)	675,023	694,893
Series 2018-KF53, Class B, 6.37%, 10/25/2025 (a)	24,588	24,565
Series 2019-KF60, Class B, 6.67%, 2/25/2026 (a) (c)	470,904	468,771
Series 2019-KF62, Class B, 6.37%, 4/25/2026 (a) (c)	5,296	5,244
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	150,000	149,088
Series 2019-KF72, Class B, 6.42%, 11/25/2026 (a) (c)	730,796	715,149
Series 2017-KF40, Class B, 7.02%, 11/25/2027 (a) (c)	943,700	905,779
Series 2018-KF43, Class B, 6.47%, 1/25/2028 (a) (c)	21,473	20,825
Series 2018-KF50, Class B, 6.22%, 7/25/2028 (a) (c)	3,383	3,259
Series 2018-K84, Class D, PO, 11/25/2028 (c)	3,500,000	2,733,605
Series 2018-KF54, Class B, 6.52%, 11/25/2028 (a)	442,364	418,654
Series 2019-KF59, Class B, 6.67%, 2/25/2029 (a) (c)	675,975	649,483
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	57,514,972	147,670
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	18,496,972	42,327
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	790,000	594,152
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	10,000,000	28,597
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	12,014,516	35,321
Series 2019-KF67, Class C, 10.32%, 8/25/2029 (a) (c)	1,483,192	1,300,936
Series 2019-KC07, Class C, 3.76%, 10/25/2029 (a) (c)	2,400,000	2,028,889
Series 2019-KF73, Class B, 6.77%, 11/25/2029 (a) (c)	2,120,214	1,967,594
Series 2020-KF76, Class B, 7.07%, 1/25/2030 (a) (c)	469,515	459,303
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (c)	4,500,000	3,712,010
Series 2023-K752, Class D, PO, 8/25/2030 (c)	2,588,480	1,762,623
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	9,003,480	33,808
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	3,300,000	2,259,425
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	40,560,492	146,865
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	3,300,000	12,902
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (a) (c)	300,000	273,702
Series 2022-KF132, Class CS, 10.60%, 2/25/2032 (a) (c)	2,868,451	2,660,525
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	1,300,000	946,092
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	14,026,686	40,286
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	1,600,000	4,869
Series 2023-KF149, Class CS, 10.35%, 12/25/2032 (a) (c)	391,417	399,143
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (c)	45,194,532	210,358
Series 2018-K155, Class C, PO, 5/25/2033 (c)	4,000,000	2,194,666
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (c)	5,250,000	29,797
Series 19K-1511, Class C, PO, 4/25/2034 (c)	5,327,320	2,709,887
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	168,206,521	998,760
Series 19K-1514, Class C, 0.00%, 10/25/2034 (c)	6,000,000	3,010,841
Series 2017-K69, Class D, PO, 10/25/2049 (c)	6,000,000	5,091,824
Series 2017-K724, Class D, PO, 12/25/2049 (c)	18,076	17,272
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (c)	415,000	411,659

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K91, Class C, 4.40%, 4/25/2051 (a) (c)	250,000	246,251
Series 2018-K83, Class D, PO, 11/25/2051 (c)	3,400,000	2,659,467
Series 2019-K92, Class D, PO, 5/25/2052 (c)	4,900,000	3,737,457
Series 2020-K116, Class D, PO, 9/25/2052 (c)	4,500,000	2,957,255
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (c)	58,473,943	197,291
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (c)	12,768,420	46,929
Series 2020-K105, Class D, PO, 3/25/2053 (c)	4,000,000	2,716,049
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	51,123,691	160,191
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	12,000,000	41,924
Series 2020-K109, Class D, PO, 5/25/2053 (c)	7,000,000	4,608,146
Series 2020-K113, Class D, PO, 5/25/2053 (c)	4,300,000	2,937,940
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	68,179,681	231,995
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	24,000,000	85,932
Series 2020-K115, Class D, PO, 9/25/2053 (c)	6,000,000	4,303,750
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	63,787,360	231,567
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	14,600,000	55,813
Series 2020-K118, Class D, PO, 10/25/2053 (c)	7,000,000	4,844,386
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	76,170,925	281,711
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	15,633,000	60,855
Series 2020-K739, Class D, PO, 11/25/2053 (c)	7,000,000	5,885,830
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	67,662,964	83,591
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	17,500,000	25,548
Series 2020-K122, Class D, PO, 1/25/2054 (c)	4,000,000	2,592,643
Series 2021-K126, Class D, PO, 1/25/2054 (c)	7,600,000	5,028,269
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (c)	10,972,469	43,199
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	78,907,495	308,947
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	20,236,360	85,351
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	43,324,255	152,883
GNMA
Series 2013-174, Class IA, IO, 0.46%, 10/16/2053 (a)	31,459,335	508,156
Series 2025-128, Class AW, 4.75%, 3/16/2054	14,731,846	14,717,420
Series 2025-144, Class A, 4.75%, 7/16/2054	10,047,173	10,059,697
Series 2025-93, Class AM, 4.75%, 12/16/2054	8,700,000	8,631,038
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (a)	750,611	673,920
Series 2025-106, Class A, 5.00%, 7/16/2055	3,084,052	3,107,632
Series 2015-33, IO, 0.24%, 2/16/2056 (a)	45,385,778	299,741
Series 2024-52, Class A, 4.50%, 3/16/2056 (a)	1,470,874	1,463,137
Series 2025-138, Class A, 4.75%, 5/16/2056	14,553,905	14,488,987
Series 2025-128, Class AD, 5.00%, 10/16/2056	851,708	858,435
Series 2017-9, IO, 0.56%, 1/16/2057 (a)	18,270,172	580,990
Series 2023-127, IO, 0.40%, 7/16/2057 (a)	82,473,586	1,441,762
Series 2016-165, IO, 0.63%, 12/16/2057 (a)	3,327,029	104,519
Series 2017-70, IO, 0.35%, 2/16/2059 (a)	41,514,984	915,684
Series 2023-108, IO, 0.68%, 8/16/2059 (a)	11,347,212	414,771
Series 2024-70, IO, 0.76%, 2/16/2060 (a)	28,960,501	1,719,712
Series 2018-85, IO, 0.55%, 7/16/2060 (a)	13,481,291	485,464
Series 2021-17, IO, 1.05%, 1/16/2061 (a)	12,597,002	1,007,745
Series 2019-76, IO, 0.88%, 3/16/2061 (a)	22,224,038	1,245,002
Series 2021-47, IO, 0.99%, 3/16/2061 (a)	25,379,592	1,711,615

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-63, IO, 0.82%, 4/16/2061 (a)	30,588,227	1,876,049
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (a)	10,025,549	247,602
Series 2021-90, IO, 0.84%, 5/16/2061 (a)	16,666,899	1,007,677
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (a)	1,968,545	99,103
Series 2021-108, IO, 0.97%, 6/16/2061 (a)	15,662,797	1,126,401
Series 2021-147, IO, 0.99%, 6/16/2061 (a)	7,450,265	544,465
Series 2019-155, IO, 0.51%, 7/16/2061 (a)	5,048,570	194,369
Series 2024-195, IO, 0.59%, 7/16/2061 (a)	71,015,644	2,775,277
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (a)	6,455,822	232,587
Series 2022-113, IO, 0.40%, 9/16/2061 (a)	30,688,960	1,044,928
Series 2019-154, IO, 0.58%, 9/16/2061 (a)	6,998,874	275,332
Series 2021-218, IO, 0.97%, 10/16/2061 (a)	17,293,415	1,284,449
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (a)	942,663	40,546
Series 2020-28, IO, 0.82%, 11/16/2061 (a)	5,263,051	298,688
Series 2020-56, IO, 0.97%, 11/16/2061 (a)	7,056,595	469,122
Series 2025-38, IO, 0.65%, 1/16/2062 (a)	45,639,846	1,839,528
Series 2019-130, IO, 0.68%, 1/16/2062 (a)	17,762,933	911,119
Series 2019-144, IO, 0.79%, 1/16/2062 (a)	13,275,854	775,963
Series 2020-2, IO, 0.59%, 3/16/2062 (a)	10,015,082	433,439
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (a)	13,968,479	890,361
Series 2020-94, IO, 0.97%, 3/16/2062 (a)	17,556,006	1,204,242
Series 2020-110, IO, 0.98%, 3/16/2062 (a)	18,228,148	1,257,658
Series 2020-10, IO, 0.58%, 4/16/2062 (a)	10,179,784	414,231
Series 2020-23, IO, 0.66%, 4/16/2062 (a)	9,388,932	438,428
Series 2020-38, IO, 0.82%, 4/16/2062 (a)	14,465,075	862,279
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (a)	36,650,223	3,000,510
Series 2020-38, Class FA, 4.52%, 4/16/2062 (a)	6,617,772	6,291,772
Series 2020-120, IO, 0.76%, 5/16/2062 (a)	5,388,366	317,404
Series 2020-100, IO, 0.79%, 5/16/2062 (a)	5,491,564	331,783
Series 2020-118, IO, 0.88%, 6/16/2062 (a)	6,125,416	387,306
Series 2020-147, IO, 0.91%, 6/16/2062 (a)	80,009,317	5,286,432
Series 2020-194, IO, 1.08%, 6/16/2062 (a)	8,046,404	580,936
Series 2020-169, IO, 0.85%, 7/16/2062 (a)	6,095,768	385,512
Series 2020-64, IO, 1.20%, 7/16/2062 (a)	3,436,351	297,479
Series 2020-161, IO, 1.05%, 8/16/2062 (a)	8,763,761	660,059
Series 2021-3, IO, 0.87%, 9/16/2062 (a)	13,993,932	898,296
Series 2020-6, IO, 0.70%, 10/16/2062 (a)	9,539,511	551,456
Series 2021-33, IO, 0.84%, 10/16/2062 (a)	51,727,578	3,338,384
Series 2021-71, IO, 0.86%, 10/16/2062 (a)	123,598,917	7,945,890
Series 2021-28, IO, 1.04%, 10/16/2062 (a)	97,127,627	7,396,444
Series 2021-80, IO, 0.90%, 12/16/2062 (a)	5,194,480	359,797
Series 2020-150, IO, 0.97%, 12/16/2062 (a)	238,110	16,863
Series 2021-11, IO, 1.02%, 12/16/2062 (a)	8,307,754	613,488
Series 2021-35, IO, 1.03%, 12/16/2062 (a)	3,078,646	224,627
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (a)	13,263,430	1,075,091
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (a)	31,652,545	2,636,831
Series 2021-48, Class FT, 4.00%, 12/16/2062 (a)	13,238,522	11,923,206
Series 2021-40, IO, 0.82%, 2/16/2063 (a)	9,940,437	614,881
Series 2021-120, IO, 0.99%, 2/16/2063 (a)	6,139,238	459,109

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (a)	3,173,165	109,611
Series 2022-41, IO, 0.75%, 4/16/2063 (a)	40,925,110	2,156,946
Series 2021-144, IO, 0.82%, 4/16/2063 (a)	70,435,936	4,341,777
Series 2021-106, IO, 0.86%, 4/16/2063 (a)	68,151,597	4,526,309
Series 2021-151, IO, 0.91%, 4/16/2063 (a)	7,481,931	523,438
Series 2021-168, IO, 0.80%, 5/16/2063 (a)	12,829,406	792,743
Series 2021-60, IO, 0.83%, 5/16/2063 (a)	2,158,471	132,987
Series 2021-126, IO, 0.85%, 5/16/2063 (a)	9,371,767	629,736
Series 2021-22, IO, 0.97%, 5/16/2063 (a)	7,452,086	523,147
Series 2021-170, IO, 0.99%, 5/16/2063 (a)	13,115,967	974,052
Series 2024-32, IO, 0.70%, 6/16/2063 (a)	45,580,167	2,351,681
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (a)	1,660,491	61,850
Series 2021-133, IO, 0.88%, 7/16/2063 (a)	31,631,954	2,113,340
Series 2022-67, IO, 0.90%, 8/16/2063 (a)	18,217,485	1,360,152
Series 2021-61, IO, 1.04%, 8/16/2063 (a)	1,315,677	99,789
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (a)	100,372,118	9,179,442
Series 2023-15, Class AB, 4.00%, 8/16/2063 (a)	713,660	691,977
Series 2023-179, IO, 0.61%, 9/16/2063 (a)	125,718,907	5,463,857
Series 2021-92, IO, 0.80%, 9/16/2063 (a)	40,271,282	2,468,485
Series 2021-164, IO, 0.95%, 10/16/2063 (a)	30,019,150	2,101,545
Series 2021-110, IO, 0.88%, 11/16/2063 (a)	10,066,901	684,461
Series 2021-180, IO, 0.92%, 11/16/2063 (a)	14,154,741	992,908
Series 2025-78, IO, 1.00%, 11/16/2063 (a)	126,501,299	9,236,201
Series 2021-150, IO, 1.04%, 11/16/2063 (a)	12,219,936	933,510
Series 2021-185, IO, 1.16%, 11/16/2063 (a)	1,381,063	122,351
Series 2021-220, IO, 0.83%, 12/16/2063 (a)	10,728,145	669,498
Series 2022-106, IO, 0.69%, 2/16/2064 (a)	2,739,777	147,376
Series 2022-26, IO, 0.73%, 2/16/2064 (a)	6,709,609	377,938
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (a)	6,845,331	246,574
Series 2022-157, IO, 0.63%, 3/16/2064 (a)	30,832,431	1,644,725
Series 2022-4, IO, 0.86%, 3/16/2064 (a)	45,644,923	2,959,457
Series 2021-224, IO, 0.79%, 4/16/2064 (a)	1,877,236	120,996
Series 2025-206, IO, 0.80%, 4/16/2064	143,250,000	8,505,469
Series 2022-149, IO, 0.46%, 6/16/2064 (a)	12,884,077	489,822
Series 2022-134, IO, 0.51%, 6/16/2064 (a)	2,861,239	114,632
Series 2022-165, IO, 0.59%, 6/16/2064 (a)	9,283,114	448,387
Series 2022-80, IO, 0.59%, 6/16/2064 (a)	47,612,976	2,300,754
Series 2022-62, IO, 0.62%, 6/16/2064 (a)	9,866,654	499,236
Series 2024-161, IO, 0.74%, 6/16/2064 (a)	24,281,769	1,389,502
Series 2022-52, IO, 0.77%, 6/16/2064 (a)	9,393,402	459,124
Series 2022-141, IO, 0.78%, 6/16/2064 (a)	2,888,485	184,367
Series 2022-210, IO, 0.70%, 7/16/2064 (a)	4,882,661	270,182
Series 2022-199, IO, 0.76%, 7/16/2064 (a)	17,458,251	1,067,343
Series 2022-109, IO, 0.62%, 8/16/2064 (a)	52,387,926	2,772,343
Series 2023-15, IO, 0.92%, 8/16/2064 (a)	1,727,155	118,454
Series 2022-147, IO, 0.56%, 9/16/2064 (a)	23,956,861	1,083,708
Series 2022-214, IO, 0.60%, 9/16/2064 (a)	22,490,349	1,004,066
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (a)	4,698,099	267,591
Series 2023-28, IO, 0.86%, 2/16/2065 (a)	7,725,655	514,963

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-166, IO, 0.79%, 4/16/2065 (a)	17,287,122	1,086,466
Series 2025-21, IO, 0.95%, 4/16/2065 (a)	108,995,158	7,636,691
Series 2023-26, IO, 0.97%, 4/16/2065 (a)	4,853,310	314,352
Series 2023-51, IO, 1.12%, 5/16/2065 (a)	11,346,320	887,708
Series 2024-17, IO, 1.06%, 6/16/2065 (a)	12,547,073	906,951
Series 2023-126, IO, 0.88%, 7/16/2065 (a)	8,000,032	543,922
Series 2023-46, IO, 1.16%, 7/16/2065 (a)	4,413,362	340,533
Series 2024-124, IO, 0.83%, 7/17/2065 (a)	37,587,078	2,648,968
Series 2025-42, IO, 0.54%, 11/16/2065 (a)	82,332,986	3,938,184
Series 2024-56, IO, 1.01%, 11/16/2065 (a)	7,252,144	526,661
Series 2024-138, Class IA, IO, 1.12%, 2/16/2066 (a)	19,290,439	1,821,145
Series 2024-31, IO, 1.21%, 2/16/2066 (a)	9,822,866	838,083
Series 2025-112, IO, 0.56%, 3/16/2066 (a)	55,373,243	2,821,372
Series 2024-121, IO, 1.06%, 7/1/2066 (a)	1,664,886	155,427
Series 2024-90, IO, 0.80%, 7/16/2066 (a)	5,782,972	385,023
Series 2025-153, Class ZT, 5.00%, 8/16/2067 (a)	4,184,655	3,838,527
Series 2025-200, Class PA, 4.50%, 4/16/2068	8,000,000	7,882,007
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (a) (c)	1,000,000	998,203
GS Mortgage Securities Trust
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (a)	1,000,000	801,530
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	750,000	663,402
Series 2015-GC30, Class C, 4.14%, 5/10/2050 (a)	3,500,000	2,983,750
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	800,000	528,778
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	3,319,800	3,422,248
Series 2025-1, Class A, 5.97%, 6/25/2057 (a)	9,522,396	9,888,284
IRV Trust
Series 2025-200P, Class A, 5.47%, 3/14/2047 (a) (c)	14,700,000	15,176,690
Series 2025-200P, Class B, 5.62%, 3/14/2047 (a) (c)	10,050,000	10,227,275
Series 2025-200P, Class C, 5.92%, 3/14/2047 (a) (c)	3,400,000	3,459,109
Series 2025-200P, Class D, 6.37%, 3/14/2047 (a) (c)	1,000,000	1,024,018
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 3.71%, 1/15/2048 (a) (c)	2,250,000	1,968,705
Series 2015-C30, Class AS, 4.23%, 7/15/2048 (a)	936,550	913,146
Series 2015-C30, Class B, 4.26%, 7/15/2048 (a)	4,000,000	3,680,000
Series 2015-C30, Class C, 4.26%, 7/15/2048 (a)	8,150,000	6,479,250
Series 2015-C31, Class B, 4.69%, 8/15/2048 (a)	1,500,000	1,418,235
Series 2015-C28, Class D, 3.93%, 10/15/2048 (a) (c)	9,700,000	8,856,585
Series 2015-C33, Class C, 4.84%, 12/15/2048 (a)	150,000	143,081
Series 2016-C1, Class D1, 4.34%, 3/17/2049 (a) (c)	2,300,000	2,018,076
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.89%, 3/15/2050 (a)	1,050,000	950,963
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (a)	850,000	812,860
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (a)	1,000,000	903,074
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	1,000,000	502,744
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (c)	1,073,355	1,019,730
Series 2015-JP1, Class C, 4.92%, 1/15/2049 (a)	4,750,000	4,279,410

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	1,400,000	1,387,613
Series 2016-JP3, Class B, 3.40%, 8/15/2049 (a)	4,000,000	3,745,986
Series 2016-JP3, Class C, 3.55%, 8/15/2049 (a)	12,390,000	10,012,599
Series 2016-JP4, Class C, 3.52%, 12/15/2049 (a)	2,175,000	1,850,551
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	2,227,006	2,126,813
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	5,500,000	5,275,050
Series 2016-C31, Class C, 4.39%, 11/15/2049 (a)	2,100,000	1,890,038
Series 2015-C23, Class D, 4.34%, 7/15/2050 (a) (c)	2,200,000	2,134,000
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	1,489,000	1,097,132
Series 2017-C34, Class C, 4.31%, 11/15/2052 (a)	595,000	531,524
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class B, 4.66%, 3/15/2049 (a)	5,000,000	4,850,616
Series 2017-H1, Class D, 2.55%, 6/15/2050 (c)	3,771,000	3,187,592
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	500,000	378,532
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	400,000	273,364
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (a)	10,750,000	11,702,620
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.44%, 10/25/2049 (a) (c)	19,675,230	19,963,565
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (c)	25,324,661	25,744,032
Series 2023-01, Class M7, 8.07%, 11/25/2053 (a) (c)	2,441,451	2,538,432
Series 2023-01, Class M10, 10.57%, 11/25/2053 (a) (c)	3,125,000	3,542,003
Series 2024-01, Class M7, 6.82%, 7/25/2054 (a) (c)	332,504	336,607
Series 2024-01, Class M10, 7.92%, 7/25/2054 (a) (c)	300,000	311,525
Series 2025-01, Class M1, 6.47%, 5/25/2055 (a) (c)	8,996,089	8,982,861
Series 2025-01, Class M2, 7.17%, 5/25/2055 (a) (c)	3,600,000	3,649,204
Series 2025-01, Class B1, 9.27%, 5/25/2055 (a) (c)	700,000	722,679
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (d)	5,393,405	5,425,582
PRM5 Trust
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (a) (c)	1,590,000	1,587,579
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (a) (c)	1,530,000	1,528,905
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	5,486,012	5,658,168
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	11,115,000	11,651,949
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	20,400,000	21,534,142
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.35%, 5/15/2039 (a) (c)	2,125,000	2,125,382
Series 2024-DSNY, Class B, 5.70%, 5/15/2039 (a) (c)	4,575,000	4,563,577
SHR Trust Series 2024-LXRY, Class B, 6.41%, 10/15/2041 (a) (c)	2,000,000	2,002,099
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,300,000	5,674,923
SREIT Trust Series 2021-MFP, Class G, 7.05%, 11/15/2038 (a) (c)	1,677,683	1,675,638
TPG Trust Series 2024-WLSC, Class A, 6.09%, 11/15/2029 (a) (c)	2,000,000	2,000,531
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.61%, 11/15/2050 (a)	1,200,000	1,109,974
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	1,000,000	818,979
Series 2018-C11, Class C, 5.04%, 6/15/2051 (a)	2,143,000	1,995,300
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (c)	43,711	43,133
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (c)	193,854	192,285

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (c)	371,291	373,746
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (c)	1,000,000	1,008,679
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (c)	500,000	504,234
Series 2015-C29, Class D, 4.37%, 6/15/2048 (a)	3,112,026	3,016,175
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	2,500,000	2,364,354
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	5,000,000	3,813,733
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,247,314
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	250,000	178,076
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	998,729
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	993,039
Series 2018-C45, Class D, 3.00%, 6/15/2051 (c)	2,750,000	2,357,831
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	1,500,000	1,259,957
Series 2022-C62, Class C, 4.49%, 4/15/2055 (a)	100,000	85,636
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,890,195
Series 2015-NXS2, Class B, 4.03%, 7/15/2058 (a)	3,500,000	3,353,153
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	4,250,000	3,578,032
Series 2014-C21, Class C, 4.23%, 8/15/2047 (a)	2,150,000	2,020,978
Series 2014-C22, Class C, 3.75%, 9/15/2057 (a)	420,000	357,000
Series 2014-C22, Class B, 4.37%, 9/15/2057 (a)	100,000	91,000
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (c)	1,776,000	1,837,855
Total Commercial Mortgage-Backed Securities (Cost $1,072,645,992)		1,098,266,136
Collateralized Mortgage Obligations — 16.3%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	1,200,000	1,203,969
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.47%, 4/25/2046 (a)	135,959	120,863
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	8,048,595	8,143,568
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (c)	12,401,642	12,736,486
Citi Asset Receivables Trust I
Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (e)	4,597,052	4,612,682
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	6,140,107	6,153,002
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (e)	9,299,858	9,366,817
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (e)	11,372,281	11,446,201
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (c)	15,451,608	16,048,041
Series 2025-9, Class CERT, 0.00%, 12/20/2031 ‡ (c)	19,721,000	20,410,245
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (d)	209,771	210,877
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.44%, 6/25/2039 (a) (c)	558,165	570,198
Series 2019-R05, Class 1B1, 8.29%, 7/25/2039 (a) (c)	1,726,261	1,754,313
Series 2019-R06, Class 2B1, 7.94%, 9/25/2039 (a) (c)	2,651,221	2,697,936
Series 2019-R07, Class 1B1, 7.59%, 10/25/2039 (a) (c)	2,678,171	2,721,691
Series 2020-R02, Class 2B1, 7.19%, 1/25/2040 (a) (c)	9,300,000	9,464,238
Series 2020-R01, Class 1B1, 7.44%, 1/25/2040 (a) (c)	6,800,000	6,936,000
Series 2021-R01, Class 1B1, 7.17%, 10/25/2041 (a) (c)	2,000,000	2,034,601
Series 2021-R02, Class 2M2, 6.07%, 11/25/2041 (a) (c)	4,474,113	4,496,326
Series 2021-R02, Class 2B1, 7.37%, 11/25/2041 (a) (c)	64,000	65,289
Series 2021-R03, Class 1M2, 5.72%, 12/25/2041 (a) (c)	1,941,000	1,948,870

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-R03, Class 1B1, 10.32%, 3/25/2042 (a) (c)	5,660,000	6,037,943
Series 2022-R06, Class 1M2, 7.92%, 5/25/2042 (a) (c)	1,100,000	1,142,371
Series 2023-R02, Class 1M1, 6.37%, 1/25/2043 (a) (c)	188,072	191,813
Series 2023-R02, Class 1M2, 7.42%, 1/25/2043 (a) (c)	550,000	572,967
Series 2023-R02, Class 1B1, 9.62%, 1/25/2043 (a) (c)	350,000	378,472
Series 2023-R03, Class 2M2, 7.97%, 4/25/2043 (a) (c)	2,640,000	2,780,393
Series 2023-R04, Class 1M2, 7.62%, 5/25/2043 (a) (c)	500,000	525,660
Series 2023-R04, Class 1B1, 9.42%, 5/25/2043 (a) (c)	2,600,000	2,815,639
Series 2023-R06, Class 1M2, 6.77%, 7/25/2043 (a) (c)	680,000	699,093
Series 2023-R07, Class 2M2, 7.32%, 9/25/2043 (a) (c)	16,000,000	16,573,714
Series 2023-R07, Class 2B1, 8.57%, 9/25/2043 (a) (c)	5,000,000	5,362,896
Series 2023-R08, Class 1M2, 6.57%, 10/25/2043 (a) (c)	5,400,000	5,522,630
Series 2024-R01, Class 1M1, 5.12%, 1/25/2044 (a) (c)	3,729,379	3,725,893
Series 2024-R01, Class 1B1, 6.77%, 1/25/2044 (a) (c)	2,500,000	2,559,375
Series 2024-R02, Class 1M2, 5.87%, 2/25/2044 (a) (c)	460,000	461,725
Series 2024-R04, Class 1M2, 5.72%, 5/25/2044 (a) (c)	1,296,000	1,300,846
Series 2024-R05, Class 2M2, 5.77%, 7/25/2044 (a) (c)	420,000	421,310
Series 2024-R05, Class 2B1, 6.07%, 7/25/2044 (a) (c)	7,000,000	6,991,280
Series 2024-R06, Class 1M2, 5.67%, 9/25/2044 (a) (c)	5,000,000	5,001,478
Series 2025-R06, Class 1M2, 5.62%, 9/25/2045 (a) (c)	6,520,000	6,520,196
Series 2025-R06, Class 1B1, 5.92%, 9/25/2045 (a) (c)	2,830,000	2,829,248
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (c)	85,838	84,164
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.07%, 8/25/2033 (a) (c)	3,400,000	3,691,832
Series 2021-DNA2, Class B1, 7.47%, 8/25/2033 (a) (c)	6,600,000	7,227,000
Series 2021-HQA1, Class B2, 9.07%, 8/25/2033 (a) (c)	6,670,267	7,761,363
Series 2021-DNA2, Class B2, 10.07%, 8/25/2033 (a) (c)	14,342,782	17,602,743
Series 2021-DNA3, Class B2, 10.32%, 10/25/2033 (a) (c)	5,800,000	7,222,290
Series 2021-HQA2, Class B2, 9.52%, 12/25/2033 (a) (c)	9,090,000	10,742,691
Series 2021-DNA5, Class B2, 9.57%, 1/25/2034 (a) (c)	23,730,000	28,411,554
Series 2021-HQA3, Class B2, 10.32%, 9/25/2041 (a) (c)	500,000	515,625
Series 2021-DNA6, Class B2, 11.57%, 10/25/2041 (a) (c)	1,800,000	1,887,599
Series 2021-DNA7, Class B1, 7.72%, 11/25/2041 (a) (c)	8,386,000	8,580,897
Series 2022-DNA2, Class M2, 7.82%, 2/25/2042 (a) (c)	5,470,000	5,638,882
Series 2022-HQA1, Class B2, 15.07%, 3/25/2042 (a) (c)	5,600,000	6,215,895
Series 2022-DNA3, Class M1B, 6.97%, 4/25/2042 (a) (c)	500,000	513,225
Series 2022-DNA3, Class B1, 9.72%, 4/25/2042 (a) (c)	6,250,000	6,612,453
Series 2022-DNA3, Class B2, 13.82%, 4/25/2042 (a) (c)	7,000,000	7,734,148
Series 2022-DNA4, Class M1B, 7.42%, 5/25/2042 (a) (c)	6,000,000	6,198,003
Series 2022-DNA4, Class M2, 9.32%, 5/25/2042 (a) (c)	550,000	582,097
Series 2022-DNA5, Class M2, 10.82%, 6/25/2042 (a) (c)	6,000,000	6,505,930
Series 2022-HQA2, Class M2, 10.07%, 7/25/2042 (a) (c)	2,500,000	2,677,926
Series 2022-HQA3, Class M1B, 7.62%, 8/25/2042 (a) (c)	7,600,000	7,938,496
Series 2022-DNA6, Class M2, 9.82%, 9/25/2042 (a) (c)	3,000,000	3,239,312
Series 2023-DNA1, Class M1A, 6.14%, 3/25/2043 (a) (c)	310,620	314,914
Series 2023-DNA2, Class M1A, 6.14%, 4/25/2043 (a) (c)	713,092	722,729
Series 2023-DNA2, Class B1, 11.64%, 4/25/2043 (a) (c)	5,000,000	5,637,954
Series 2023-HQA2, Class M1B, 7.42%, 6/25/2043 (a) (c)	8,200,000	8,466,298
Series 2023-HQA2, Class M2, 7.92%, 6/25/2043 (a) (c)	9,800,000	10,326,750

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-DNA1, Class M2, 6.02%, 2/25/2044 (a) (c)	1,500,000	1,509,350
Series 2020-DNA6, Class B2, 9.72%, 12/25/2050 (a) (c)	1,937,000	2,232,117
Series 2021-DNA1, Class B2, 8.82%, 1/25/2051 (a) (c)	1,585,000	1,760,056
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.34%, 10/25/2029 (a)	250,000	265,297
Series 2017-DNA3, Class B1, 8.64%, 3/25/2030 (a)	1,550,000	1,652,612
FHLMC, REMIC
Series 5607, Class GC, 4.25%, 6/15/2031	16,000,000	15,876,875
Series 5607, Class KT, 4.25%, 11/15/2032	18,000,000	17,928,655
Series 5558, Class BV, 5.50%, 5/25/2036	2,914,769	2,997,223
Series 5148, Class PZ, 2.50%, 10/25/2051	12,641,615	8,282,703
Series 5151, Class KZ, 2.50%, 10/25/2051	8,752,501	5,761,350
Series 5328, Class Z, 6.00%, 8/25/2053	4,599,490	4,821,122
Series 5338, Class AZ, 6.00%, 9/25/2053	4,576,607	4,797,669
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,112,814
Series 5413, Class KS, IF, IO, 1.78%, 5/25/2054 (a)	4,105,222	284,278
Series 5414, Class DZ, 6.00%, 5/25/2054	5,045,175	5,278,644
Series 5442, Class HZ, 6.00%, 8/25/2054	5,415,356	5,618,015
Series 5495, Class SC, IF, IO, 1.88%, 1/25/2055 (a)	36,880,251	2,555,613
Series 5509, Class SA, IF, IO, 1.68%, 2/25/2055 (a)	20,751,435	1,198,400
Series 5508, Class SN, IF, IO, 1.78%, 2/25/2055 (a)	13,632,857	937,627
Series 5520, Class SD, IF, IO, 1.81%, 3/25/2055 (a)	17,719,215	1,199,194
Series 5520, Class SE, IF, IO, 1.81%, 3/25/2055 (a)	8,674,233	532,945
Series 5516, Class BZ, 5.50%, 3/25/2055	2,396,633	2,415,126
Series 5517, Class AL, 6.00%, 3/25/2055	4,473,567	4,697,885
Series 5528, Class SA, IF, IO, 1.91%, 4/25/2055 (a)	19,430,470	1,094,060
Series 5549, Class SA, IF, IO, 1.68%, 6/25/2055 (a)	21,206,769	1,422,393
Series 5580, Class Z, 5.00%, 6/25/2055	2,126,359	2,076,035
Series 5562, Class Z, 6.00%, 7/25/2055	2,231,564	2,227,182
Series 5565, Class SA, IF, IO, 1.78%, 8/25/2055 (a)	25,933,861	1,838,459
Series 5565, Class AZ, 5.00%, 8/25/2055	1,067,610	992,025
Series 5564, Class PZ, 6.00%, 8/25/2055	10,075,861	10,037,030
Series 5565, Class UZ, 6.00%, 8/25/2055	1,207,527	1,204,298
Series 5565, Class ZU, 6.00%, 8/25/2055	3,371,438	3,343,947
Series 5578, Class ZC, 6.00%, 9/25/2055	8,159,996	8,052,238
Series 5580, Class UZ, 6.00%, 9/25/2055	2,422,556	2,409,587
Series 5587, Class AZ, 6.00%, 10/25/2055	5,446,329	5,421,154
Series 5587, Class ZU, 6.00%, 10/25/2055	1,524,687	1,517,714
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.69%, 9/25/2029 (a)	2,120,000	2,252,027
Series 2017-C05, Class 1B1, 7.79%, 1/25/2030 (a)	1,090,558	1,141,125
Series 2017-C06, Class 1B1, 8.34%, 2/25/2030 (a)	450,000	476,276
Series 2018-C03, Class 1B1, 7.94%, 10/25/2030 (a)	3,647,000	3,901,221
FNMA, REMIC
Series 2004-28, Class PF, 4.59%, 3/25/2034 (a)	3,385	3,384
Series 2025-78, Class BV, 5.50%, 8/25/2036	3,932,089	4,056,010
Series 2012-71, Class YF, 4.54%, 4/25/2041 (a)	16,137	16,130
Series 2014-73, Class CZ, 3.00%, 11/25/2044	6,590,390	6,113,422
Series 2023-28, Class EZ, 6.00%, 7/25/2053	2,311,244	2,415,661

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-31, Class LZ, 6.00%, 7/25/2053	4,622,488	4,854,695
Series 2023-34, Class LZ, 6.00%, 8/25/2053	2,874,681	3,042,232
Series 2024-25, Class ZA, 6.00%, 9/25/2053	2,088,857	2,190,598
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,945,080	2,987,161
Series 2024-20, Class MS, IF, IO, 1.88%, 5/25/2054 (a)	6,147,989	427,982
Series 2024-58, Class BS, IF, IO, 1.78%, 8/25/2054 (a)	5,455,739	333,784
Series 2025-98, Class UZ, 6.00%, 8/25/2054	8,815,387	8,873,061
Series 2024-95, Class SE, IF, IO, 1.83%, 12/25/2054 (a)	7,262,829	489,617
Series 2024-92, Class SH, IF, IO, 1.88%, 12/25/2054 (a)	4,723,670	364,287
Series 2024-95, Class KL, 5.50%, 12/25/2054	5,463,569	5,527,158
Series 2024-105, Class SH, IF, IO, 1.78%, 1/25/2055 (a)	19,209,891	1,291,829
Series 2025-7, Class SE, IF, IO, 1.78%, 2/25/2055 (a)	5,699,612	382,144
Series 2025-11, Class SB, IF, IO, 1.83%, 3/25/2055 (a)	7,413,839	571,411
Series 2025-24, Class SC, IF, IO, 1.86%, 4/25/2055 (a)	11,204,025	772,592
Series 2025-47, Class SM, IF, IO, 1.73%, 6/25/2055 (a)	55,999,223	3,727,107
Series 2025-55, Class SG, IF, IO, 1.83%, 7/25/2055 (a)	26,422,246	1,762,771
Series 2025-55, Class SC, IF, IO, 2.35%, 7/25/2055 (a)	18,247,556	1,470,277
Series 2025-55, Class UN, 5.00%, 7/25/2055	5,126,583	5,052,485
Series 2025-57, Class Z, 6.00%, 7/25/2055	2,175,454	2,189,773
Series 2025-66, Class SL, IF, IO, 1.73%, 8/25/2055 (a)	22,128,762	1,471,760
Series 2025-69, Class Z, 6.00%, 8/25/2055	7,484,791	7,488,093
Series 2025-73, Class Z, 6.00%, 9/25/2055	5,689,105	5,734,829
Series 2025-74, Class ZA, 6.00%, 9/25/2055	2,213,290	2,286,968
Series 2025-89, Class ZB, 6.00%, 10/25/2055	4,565,373	4,559,097
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (c) (d)	3,170,485	3,204,573
GNMA
Series 2014-181, Class SL, IF, IO, 1.53%, 12/20/2044 (a)	389,094	40,888
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	788,003	133,004
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,146,813	189,500
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	123,336	21,971
Series 2021-160, Class IE, IO, 2.50%, 9/20/2051	22,535,295	3,331,248
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,487,935	426,367
Series 2025-171, Class MT, 5.25%, 4/20/2052	4,000,000	4,032,479
Series 2023-67, Class DZ, 5.50%, 5/20/2053	4,473,461	4,555,199
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	320,064
Series 2023-113, Class SJ, IF, IO, 1.60%, 8/20/2053 (a)	5,641,048	323,585
Series 2023-113, Class GZ, 5.50%, 8/20/2053	1,426,534	1,465,433
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,262,826	2,255,864
Series 2024-1, Class MS, IF, IO, 1.75%, 1/20/2054 (a)	10,109,616	675,551
Series 2024-30, Class SC, IF, IO, 2.35%, 2/20/2054 (a)	4,043,593	363,189
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	245,121
Series 2025-44, Class GZ, 6.00%, 2/20/2054	5,619,818	5,919,849
Series 2024-64, Class SV, IF, IO, 1.15%, 4/20/2054 (a)	6,876,043	361,163
Series 2024-79, Class CS, IF, IO, 1.15%, 5/20/2054 (a)	10,555,552	515,913
Series 2024-79, Class BS, IF, IO, 3.15%, 5/20/2054 (a)	5,142,778	553,172
Series 2024-110, Class SC, IF, IO, 1.90%, 7/20/2054 (a)	4,244,385	299,975
Series 2024-112, Class SA, IF, IO, 2.50%, 7/20/2054 (a)	4,009,568	301,498
Series 2024-110, Class AS, IF, IO, 2.55%, 7/20/2054 (a)	3,508,630	318,195
Series 2024-126, Class HS, IF, IO, 1.85%, 8/20/2054 (a)	4,062,110	282,375

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-126, Class JS, IF, IO, 1.85%, 8/20/2054 (a)	14,006,880	712,103
Series 2024-134, Class SE, IF, IO, 1.85%, 8/20/2054 (a)	9,537,263	664,619
Series 2024-127, Class SE, IF, IO, 1.90%, 8/20/2054 (a)	5,271,104	374,097
Series 2024-126, Class AS, IF, IO, 2.55%, 8/20/2054 (a)	4,429,114	403,533
Series 2024-128, Class SA, IF, IO, 2.55%, 8/20/2054 (a)	6,536,556	646,288
Series 2024-151, Class JS, IF, IO, 2.51%, 9/20/2054 (a)	4,187,832	374,124
Series 2024-159, Class AS, IF, IO, 2.00%, 10/20/2054 (a)	3,354,598	261,304
Series 2024-190, Class CS, IF, IO, 1.90%, 11/20/2054 (a)	4,683,979	335,307
Series 2025-156, Class BZ, 4.50%, 11/20/2054	806,011	748,633
Series 2024-204, Class SB, IF, IO, 1.91%, 12/20/2054 (a)	7,951,600	607,498
Series 2025-156, Class Z, 4.50%, 12/20/2054	7,052,598	6,633,165
Series 2025-89, Class JY, 5.00%, 12/20/2054	1,700,000	1,665,890
Series 2025-1, Class KS, IF, IO, 1.10%, 1/20/2055 (a)	9,254,808	495,168
Series 2025-1, Class SU, IF, IO, 1.10%, 1/20/2055 (a)	9,078,545	400,551
Series 2025-1, Class SV, IF, IO, 1.80%, 1/20/2055 (a)	9,243,233	561,440
Series 2025-7, Class SG, IF, IO, 1.85%, 1/20/2055 (a)	17,905,290	1,092,550
Series 2025-7, Class QS, IF, IO, 2.35%, 1/20/2055 (a)	3,647,687	261,855
Series 2025-1, Class SL, IF, IO, 2.50%, 1/20/2055 (a)	4,261,091	382,453
Series 2025-7, Class SL, IF, IO, 2.50%, 1/20/2055 (a)	4,791,722	350,959
Series 2025-89, Class DY, 5.25%, 1/20/2055	2,408,529	2,397,582
Series 2025-1, Class BL, 6.00%, 1/20/2055	1,400,000	1,470,217
Series 2025-22, Class AS, IF, IO, 1.85%, 2/20/2055 (a)	14,804,354	921,491
Series 2025-23, Class SE, IF, IO, 1.85%, 2/20/2055 (a)	6,806,177	425,050
Series 2025-23, Class SL, IF, IO, 1.85%, 2/20/2055 (a)	10,684,363	670,990
Series 2025-25, Class HS, IF, IO, 1.85%, 2/20/2055 (a)	15,734,224	988,802
Series 2025-22, Class GS, IF, IO, 2.45%, 2/20/2055 (a)	10,526,334	873,382
Series 2025-25, Class BS, IF, IO, 2.45%, 2/20/2055 (a)	19,098,772	1,650,942
Series 2025-25, Class SB, IF, IO, 2.45%, 2/20/2055 (a)	19,492,477	1,511,209
Series 2025-30, Class SC, IF, IO, 2.45%, 2/20/2055 (a)	10,884,524	826,459
Series 2025-25, Class ZN, 7.00%, 2/20/2055	1,145,742	1,261,037
Series 2025-41, Class AS, IF, IO, 1.20%, 3/20/2055 (a)	17,250,929	934,298
Series 2025-41, Class BS, IF, IO, 1.20%, 3/20/2055 (a)	47,346,337	2,026,191
Series 2025-51, Class SH, IF, IO, 1.85%, 3/20/2055 (a)	13,855,842	857,382
Series 2025-51, Class SA, IF, IO, 1.90%, 3/20/2055 (a)	46,341,588	3,247,943
Series 2025-41, Class ES, IF, IO, 3.10%, 3/20/2055 (a)	5,153,623	510,139
Series 2025-41, Class SE, IF, IO, 3.10%, 3/20/2055 (a)	6,963,322	730,449
Series 2025-139, Class B, 5.50%, 3/20/2055	5,500,000	5,538,437
Series 2025-69, Class SW, IF, IO, 1.03%, 4/20/2055 (a)	12,442,580	549,034
Series 2025-69, Class SX, IF, IO, 1.03%, 4/20/2055 (a)	31,464,684	1,408,564
Series 2025-65, Class SL, IF, IO, 1.75%, 4/20/2055 (a)	70,917,691	4,701,914
Series 2025-69, Class SK, IF, IO, 2.35%, 4/20/2055 (a)	28,782,379	2,205,646
Series 2025-156, Class CZ, 5.00%, 4/20/2055	1,391,524	1,347,000
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,597,514	2,504,316
Series 2025-70, Class EZ, 5.00%, 4/20/2055	4,405,976	4,250,712
Series 2025-105, Class PA, 7.00%, 4/20/2055	3,704,799	3,852,878
Series 2025-89, Class SP, IF, IO, 1.00%, 5/20/2055 (a)	24,694,216	1,107,642
Series 2025-84, Class SQ, IF, IO, 1.05%, 5/20/2055 (a)	31,448,743	1,465,640
Series 2025-89, Class SC, IF, IO, 2.35%, 5/20/2055 (a)	9,850,513	881,086
Series 2025-89, Class SE, IF, IO, 2.35%, 5/20/2055 (a)	20,291,823	1,715,124

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-79, Class HS, IF, IO, 2.45%, 5/20/2055 (a)	6,091,567	506,085
Series 2025-139, Class ZB, 5.25%, 5/20/2055	1,520,722	1,422,640
Series 2025-100, Class SA, IF, IO, 1.75%, 6/20/2055 (a)	34,837,963	2,336,007
Series 2025-105, Class SD, IF, IO, 1.75%, 6/20/2055 (a)	59,246,048	3,919,612
Series 2025-97, Class SE, IF, IO, 1.80%, 6/20/2055 (a)	27,711,753	1,987,448
Series 2025-105, Class PZ, 5.00%, 6/20/2055	2,339,129	2,228,609
Series 2025-105, Class UZ, 7.00%, 6/20/2055	4,215,435	4,233,749
Series 2025-124, Class CS, IF, IO, 1.10%, 7/20/2055 (a)	8,034,836	377,284
Series 2025-124, Class SE, IF, IO, 1.75%, 7/20/2055 (a)	63,490,708	4,228,761
Series 2025-127, Class SH, IF, IO, 2.44%, 7/20/2055 (a)	8,814,858	769,740
Series 2025-127, Class PZ, 6.00%, 7/20/2055	8,263,219	8,208,166
Series 2025-120, Class SH, IF, 6.35%, 7/20/2055 (a)	4,154,393	4,334,414
Series 2025-120, Class SJ, IF, 6.42%, 7/20/2055 (a)	4,124,719	4,314,588
Series 2025-139, Class SU, IF, IO, 1.20%, 8/20/2055 (a)	49,776,096	2,567,381
Series 2025-139, Class JS, IF, IO, 2.45%, 8/20/2055 (a)	22,353,126	2,097,995
Series 2025-132, Class MZ, 5.00%, 8/20/2055	1,316,318	1,238,530
Series 2025-139, Class UC, 6.00%, 8/20/2055	1,964,568	1,961,478
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	6,533,657	6,415,423
Series 2025-135, Class SE, IF, 6.42%, 8/20/2055 (a)	7,677,195	8,314,216
Series 2025-152, Class SA, IF, IO, 1.80%, 9/20/2055 (a)	21,412,126	1,366,552
Series 2025-152, Class SH, IF, IO, 1.80%, 9/20/2055 (a)	26,702,907	1,919,488
Series 2025-156, Class PA, 6.50%, 9/20/2055	13,217,855	13,508,120
Series 2025-156, Class UZ, 6.50%, 9/20/2055	1,718,467	1,713,875
Series 2025-172, Class PZ, 6.00%, 10/20/2055	13,680,779	13,702,364
Series 2025-175, Class AZ, 6.00%, 10/20/2055	6,517,924	6,514,592
Series 2025-175, Class BZ, 6.00%, 10/20/2055	7,312,473	7,307,268
Series 2025-192, Class ZU, 4.50%, 11/20/2055	6,318,634	6,002,702
Series 2025-196, Class LZ, 5.50%, 11/20/2055	9,200,000	9,070,625
Series 2025-207, Class CZ, 5.50%, 11/20/2055 ‡	5,120,492	5,046,885
Series 2025-192, Class QP, 6.50%, 11/20/2055	9,300,000	9,437,259
GS Mortgage-Backed Securities Corp. Trust Series 2025-NQM6, Class A1, 5.02%, 11/25/2029 (c) (d)	5,375,000	5,374,927
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (a) (c)	2,412,659	2,448,815
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (c)	12,596,744	12,785,518
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (c)	24,453,356	24,773,353
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (c) (d)	3,780,000	3,783,905
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (c) (d)	1,186,442	1,188,497
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (c) (d)	750,000	753,597
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (d)	1,600,000	1,612,412
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (d)	2,360,000	2,381,575
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (d)	2,516,000	2,527,515
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (d)	1,017,294	1,024,897
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	1,263,000	1,264,328
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	2,221,000	2,234,342
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	1,000,000	1,006,383
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 7.11%, 7/16/2030 (a) (c)	4,000,000	4,024,990
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (d)	6,845,000	6,918,329

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (d)	6,086,309	6,095,074
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (c)	77,108	72,853
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (a) (c)	196,178	183,337
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (a) (c)	135,398	129,437
Series 2025-NQM4, Class A1, 5.35%, 7/25/2065 (a) (c)	5,633,165	5,673,554
Series 2025-NQM5, Class A1, 5.11%, 8/25/2065 (a) (c)	6,063,339	6,080,800
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (d)	6,614,537	6,691,965
NRZT Series 2025-NQM6, Class A1, 5.09%, 10/25/2065 (a) (c)	5,225,000	5,228,627
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (d)	700,000	701,102
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (c) (d)	397,464	397,592
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (d)	434,745	439,920
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (d)	214,484	215,635
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (d)	6,208,290	6,252,340
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (d)	3,210,265	3,244,340
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (c)	15,154,709	15,381,817
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (c)	4,200,393	4,265,860
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (c)	7,477,413	7,589,469
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (a) (c)	10,056,520	10,146,083
PRET LLC Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 (c) (d)	1,594,477	1,595,450
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (a) (c)	3,380,006	3,430,659
Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (c)	24,219,955	24,488,457
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (d)	1,813,337	1,816,697
PRPM LLC
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (d)	1,628,762	1,629,533
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (d)	2,000,000	2,005,622
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (d)	1,833,811	1,837,957
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (d)	1,709,309	1,669,457
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (c) (d)	3,460,314	3,464,742
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (a) (c)	7,551,081	7,664,241
STACR Trust
Series 2018-HRP2, Class B1, 8.39%, 2/25/2047 (a) (c)	600,000	650,740
Series 2018-HRP2, Class B2, 14.69%, 2/25/2047 (a) (c)	2,290,000	2,810,448
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	250,000	217,367
Toorak Mortgage Trust
Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (d)	2,800,000	2,812,519
Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (c) (d)	2,150,000	2,157,388
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (c) (d)	561,052	559,765
Series 2023-2, Class A1, 6.19%, 3/25/2068 (c) (d)	354,820	354,946
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (d)	469,102	469,382
Total Collateralized Mortgage Obligations (Cost $1,041,964,633)		1,043,708,267

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 15.8%
Aerospace & Defense — 0.3%
ATI, Inc.
5.88%, 12/1/2027	375,000	375,592
4.88%, 10/1/2029	25,000	24,947
7.25%, 8/15/2030	440,000	464,548
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	521,000	537,031
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (c)	43,000	43,127
8.75%, 11/15/2030 (c)	1,455,000	1,570,809
7.25%, 7/1/2031 (c)	906,000	965,047
7.00%, 6/1/2032 (c)	790,000	832,367
6.75%, 6/15/2033 (c)	681,000	718,178
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	750,000	735,800
Carpenter Technology Corp. 5.63%, 3/1/2034 (c)	256,000	260,186
Goat Holdco LLC 6.75%, 2/1/2032 (c)	418,000	428,701
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	1,102,000	1,157,288
TransDigm, Inc.
6.38%, 3/1/2029 (c)	5,924,000	6,101,524
6.63%, 3/1/2032 (c)	1,831,000	1,903,092
6.25%, 1/31/2034 (c)	360,000	373,262
		16,491,499
Automobile Components — 0.4%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	500,000	513,021
8.25%, 4/15/2031 (c)	1,010,000	1,061,539
7.50%, 2/15/2033 (c)	774,000	801,309
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	220,000	219,615
5.88%, 6/1/2029 (c)	2,755,000	2,795,881
3.75%, 1/30/2031 (c)	2,660,000	2,480,681
5.88%, 12/1/2033 (c)	328,000	330,988
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	749,000	752,165
5.00%, 10/1/2029	985,000	944,042
Clarios Global LP
6.75%, 5/15/2028 (c)	505,000	518,032
6.75%, 2/15/2030 (c)	881,000	915,782
6.75%, 9/15/2032 (c)	1,426,000	1,466,748
Cooper-Standard Automotive, Inc. 13.50% (Cash), 3/31/2027 (c) (f)	719,853	754,607
Dana, Inc.
5.38%, 11/15/2027	500,000	500,992
5.63%, 6/15/2028	740,000	740,340
4.25%, 9/1/2030	335,000	329,977
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	80,000	67,350
Forvia SE (France) 6.75%, 9/15/2033 (c)	212,000	215,821
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	5,934,000	5,765,092
6.63%, 7/15/2030	425,000	431,881

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
5.25%, 7/15/2031	485,000	458,225
Icahn Enterprises LP 6.25%, 5/15/2026	248,000	247,763
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (f)	1,381,000	1,439,007
8.00% (Cash), 11/15/2032 (c) (f)	200,000	208,354
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	1,548,000	1,503,803
		25,463,015
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (g) (h) (i) (j)	4,703,000	5,232,083
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (g) (h) (i) (j) (k)	400,000	424,000
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (g) (h) (i) (j) (k)	2,200,000	2,239,974
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (g) (h) (i) (j) (k)	800,000	849,048
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (g) (h) (i) (j)	3,800,000	4,229,081
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (j)	1,400,000	1,450,972
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (j)	4,185,000	4,175,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (h) (i) (j)	11,203,000	11,328,328
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (g) (j)	600,000	636,151
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (g) (j) (k)	1,100,000	1,074,865
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (g) (h) (i) (j)	3,635,000	3,831,639
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (j)	580,000	601,388
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (c) (g) (h) (i) (j)	650,000	674,330
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (c) (j)	4,678,000	4,686,876
5.13%, 1/18/2028 (c)	725,000	740,335
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (h) (i) (j)	100,000	99,604
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (h) (i) (j)	3,990,000	4,089,626
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (h) (i) (j)	1,580,000	1,592,126
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (j)	290,000	306,929
(SOFR + 1.46%), 5.55%, 3/4/2030 (j)	1,410,000	1,464,514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (g) (h) (i) (j)	4,288,000	4,067,677
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (g) (h) (i) (j)	4,287,000	4,420,870
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (g) (h) (i) (j)	1,710,000	1,913,919
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (j)	720,000	753,184
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (c) (j)	315,000	315,648
TC Ziraat Bankasi A/S (Turkey) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.62%), 8.38%, 11/5/2030 (c) (g) (h) (i) (j)	2,950,000	2,968,437

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (g) (j)	950,000	998,472
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (h) (i) (j)	162,000	161,250
(SOFR + 1.07%), 5.71%, 4/22/2028 (j)	4,620,000	4,718,350
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (h) (i) (j)	9,807,000	10,272,793
		80,317,832
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	400,000	391,063
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	380,000	348,653
SGUS LLC 11.00%, 12/15/2029 (c)	171,644	139,093
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (c) (f)	205,391	195,635
9.75%, 10/1/2027 (c)	22,913	22,913
Wayfair LLC
7.25%, 10/31/2029 (c)	490,000	509,721
7.75%, 9/15/2030 (c)	1,168,000	1,244,826
		2,460,841
Building Products — 0.4%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	765,000	761,785
6.38%, 6/15/2032 (c)	2,320,000	2,416,257
6.38%, 3/1/2034 (c)	700,000	728,082
6.75%, 5/15/2035 (c)	566,000	596,956
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	4,809,000	4,983,821
Griffon Corp. 5.75%, 3/1/2028	85,000	85,104
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	200,000	171,761
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	289,000	292,894
6.13%, 7/31/2032 (c)	432,000	442,835
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	1,450,000	1,495,900
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	1,045,000	1,067,523
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	430,000	406,060
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	3,541,000	3,676,957
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	2,440,000	2,589,704
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (c)	1,259,000	1,291,287
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	6,115,000	6,098,146
4.38%, 7/15/2030 (c)	1,260,000	1,221,738
		28,326,810
Capital Markets — 0.3%
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	65,000	61,469
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (j)	4,300,000	4,373,596
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 2/10/2026 (h) (i) (j)	95,000	95,363

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (h) (i) (j)	390,000	414,289
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (h) (i) (j)	4,271,000	4,508,036
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (h) (i) (j)	950,000	972,713
Nasdaq, Inc. 5.35%, 6/28/2028	1,022,000	1,054,194
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (h) (i) (j)	1,130,000	1,172,767
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (k)	300,000	320,062
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (g) (h) (i) (j)	3,895,000	4,267,900
		17,240,389
Chemicals — 0.6%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	1,030,000	1,029,948
3.38%, 2/15/2029 (c)	3,815,000	3,684,697
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (k)	900,000	319,500
7.25%, 2/13/2033 (c)	800,000	284,936
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	234,401
Chemours Co. (The)
5.75%, 11/15/2028 (c)	2,835,000	2,751,504
4.63%, 11/15/2029 (c)	740,000	661,038
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	715,000	699,142
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	1,150,000	1,078,187
7.50%, 4/15/2029 (c)	2,110,000	1,893,754
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	200,000	170,100
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	5,250,000	5,269,241
8.50%, 11/15/2028 (c)	710,000	743,721
4.25%, 5/15/2029 (c)	250,000	242,148
9.00%, 2/15/2030 (c)	681,000	728,628
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	1,260,000	1,343,790
5.13%, 6/23/2051 (k)	800,000	661,080
7.50%, 5/2/2054 (c)	1,500,000	1,659,195
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	519,222
4.50%, 10/15/2029	5,485,000	5,370,774
4.00%, 4/1/2031	575,000	537,520
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	789,000	793,317
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (c) (f)	189,701	30,827
WR Grace Holdings LLC
4.88%, 6/15/2027 (c)	2,085,000	2,065,916
5.63%, 8/15/2029 (c)	3,485,000	3,280,741
6.63%, 8/15/2032 (c)	1,181,000	1,172,310
		37,225,637

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,305,000	1,183,044
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	2,240,000	2,179,415
4.88%, 7/15/2032 (c)	180,000	174,479
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	3,585,000	3,587,140
Brink's Co. (The) 4.63%, 10/15/2027 (c)	580,000	578,228
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	3,915,000	3,791,259
Clean Harbors, Inc. 5.75%, 10/15/2033 (c)	706,000	721,579
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	668,987
Garda World Security Corp. (Canada)
6.50%, 1/15/2031 (c)	758,000	778,218
8.38%, 11/15/2032 (c)	607,000	622,314
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	2,415,000	2,367,720
4.38%, 8/15/2029 (c)	490,000	482,952
6.75%, 1/15/2031 (c)	1,683,000	1,766,852
Madison IAQ LLC
4.13%, 6/30/2028 (c)	5,375,000	5,272,920
5.88%, 6/30/2029 (c)	585,000	578,544
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	218,000	218,605
3.38%, 8/31/2027 (c)	3,345,000	3,265,463
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	891,000	915,941
Williams Scotsman, Inc.
6.63%, 4/15/2030 (c)	389,000	401,678
7.38%, 10/1/2031 (c)	440,000	458,374
		30,013,712
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (c)	150,000	144,634
CommScope LLC
8.25%, 3/1/2027 (c)	455,000	455,996
4.75%, 9/1/2029 (c)	1,815,000	1,811,860
		2,412,490
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (c)	962,000	988,878
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (k)	406,962	331,157
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	90,000	88,798
Pike Corp. 8.63%, 1/31/2031 (c)	410,000	433,454
Weekley Homes LLC 4.88%, 9/15/2028 (c)	150,000	147,599
		1,989,886
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (c) (h) (i) (j)	409,000	423,572
Knife River Corp. 7.75%, 5/1/2031 (c)	900,000	946,560
		1,370,132

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	341,422
3.00%, 10/29/2028	810,000	784,149
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (j)	460,000	482,410
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (c)	365,000	380,330
5.75%, 3/1/2029 (c)	2,060,000	2,131,894
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	200,000	202,050
4.54%, 8/1/2026	200,000	199,709
4.27%, 1/9/2027	525,000	522,543
4.13%, 8/17/2027	5,505,000	5,449,004
6.80%, 11/7/2028	1,500,000	1,570,455
7.20%, 6/10/2030	700,000	751,655
5.73%, 9/5/2030	315,000	320,579
6.05%, 3/5/2031	3,080,000	3,163,157
OneMain Finance Corp.
7.13%, 3/15/2026	485,000	488,093
3.88%, 9/15/2028	2,230,000	2,164,153
		18,951,603
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (c)	4,815,000	4,811,417
5.88%, 2/15/2028 (c)	3,100,000	3,104,820
3.50%, 3/15/2029 (c)	1,600,000	1,533,956
4.88%, 2/15/2030 (c)	900,000	893,221
5.50%, 3/31/2031 (c)	215,000	217,938
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	2,950,000	2,949,819
4.25%, 8/1/2029 (c)	2,555,000	2,508,589
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (e)	248,000	—
8.00%, 11/15/2026 ‡ (e)	121,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (c) (e) (j)	38,580	—
Series B, 15.00%, 8/30/2031 ‡ (e)	52,563	—
Series A, 15.00%, 8/30/2031 ‡ (e)	112,025	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (e)	104,124	—
US Foods, Inc.
6.88%, 9/15/2028 (c)	410,000	424,063
4.75%, 2/15/2029 (c)	2,819,000	2,805,870
4.63%, 6/1/2030 (c)	726,000	716,457
		19,966,150
Containers & Packaging — 0.2%
Ardagh Group SA
9.50%, 12/1/2030 (c)	790,000	851,516
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (f)	1,420,000	1,280,229
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	1,827,000	1,843,468

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (c)	4,635,000	4,468,955
9.25%, 4/15/2030 (c)	415,000	390,100
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	1,085,000	1,087,076
TriMas Corp. 4.13%, 4/15/2029 (c)	65,000	63,781
		9,985,125
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 6.75%, 3/15/2028 (c)	690,000	706,432
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	4,180,000	3,917,044
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	919,000	968,376
		4,885,420
Diversified Telecommunication Services — 0.8%
Altice France SA (France)
9.50%, 11/1/2029 (c)	308,040	316,145
6.50%, 4/15/2032 (c)	192,525	187,313
6.88%, 7/15/2032 (c)	308,040	300,251
CCO Holdings LLC
5.38%, 6/1/2029 (c)	5,115,000	5,065,168
6.38%, 9/1/2029 (c)	2,125,000	2,155,677
4.75%, 3/1/2030 (c)	13,946,000	13,283,246
4.50%, 8/15/2030 (c)	12,077,000	11,300,357
4.25%, 2/1/2031 (c)	5,114,000	4,711,178
7.38%, 3/1/2031 (c)	1,080,000	1,101,978
4.50%, 5/1/2032	1,215,000	1,094,555
Cipher Compute LLC 7.13%, 11/15/2030 (c)	479,000	486,635
Fibercop SpA (Italy) 6.00%, 9/30/2034 (c)	200,000	187,691
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	1,550,000	1,552,094
5.00%, 5/1/2028 (c)	1,265,000	1,269,458
GCI LLC 4.75%, 10/15/2028 (c)	1,453,000	1,408,017
Level 3 Financing, Inc.
4.50%, 4/1/2030 (c)	498,888	459,601
6.88%, 6/30/2033 (c)	971,000	988,854
7.00%, 3/31/2034 (c)	1,139,581	1,167,204
Lumen Technologies, Inc.
4.13%, 4/15/2029 (c)	835,788	826,385
4.13%, 4/15/2030 (c)	891,504	883,882
10.00%, 10/15/2032 (c)	500,000	503,675
WULF Compute LLC 7.75%, 10/15/2030 (c)	2,210,000	2,284,964
		51,534,328
Electric Utilities — 0.7%
Axia Energia (Brazil) 6.50%, 1/11/2035 (c)	890,000	917,118
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	1,229,000	1,308,885
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (h) (i) (j)	4,390,000	4,363,167

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (k)	600,000	557,250
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (j)	4,306,000	4,528,642
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (j)	2,960,000	2,956,278
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (k)	1,700,000	1,820,487
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (j)	4,281,000	4,285,615
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	1,000,000	1,050,000
6.38%, 5/15/2043 (k)	1,200,000	1,175,076
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (j)	680,000	706,651
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (j)	1,344,000	1,394,974
NRG Energy, Inc.
5.75%, 1/15/2028	4,275,000	4,286,855
5.25%, 6/15/2029 (c)	405,000	406,707
3.63%, 2/15/2031 (c)	1,505,000	1,408,453
6.00%, 2/1/2033 (c)	876,000	894,569
5.75%, 1/15/2034 (c)	734,000	739,884
6.00%, 1/15/2036 (c)	734,000	745,445
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (k)	1,690,557	1,670,118
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	596,000	613,731
Vistra Operations Co. LLC
5.63%, 2/15/2027 (c)	1,855,000	1,857,243
5.00%, 7/31/2027 (c)	4,408,000	4,422,114
7.75%, 10/15/2031 (c)	500,000	531,095
6.88%, 4/15/2032 (c)	890,000	936,057
VoltaGrid LLC 7.38%, 11/1/2030 (c)	608,000	606,350
		44,182,764
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	104,601
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (c)	3,612,000	3,579,606
Sensata Technologies, Inc.
3.75%, 2/15/2031 (c)	6,620,000	6,190,719
6.63%, 7/15/2032 (c)	1,000,000	1,045,378
		10,815,703
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (c)	779,000	802,155
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	300,000	319,115
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (k)	307,316	298,167
Kodiak Gas Services LLC 6.50%, 10/1/2033 (c)	315,000	321,317
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (c)	225,000	226,344
Transocean International Ltd.
8.25%, 5/15/2029 (c)	631,000	641,864

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
8.75%, 2/15/2030 (c)	337,500	351,880
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	1,402,959	1,524,988
		4,485,830
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	477,000	497,178
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (c)	2,870,000	2,898,628
4.75%, 10/15/2027 (c)	6,490,000	6,478,963
3.75%, 1/15/2028 (c)	210,000	206,299
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	228,000	225,573
4.28%, 3/15/2032	940,000	858,925
		11,165,566
Financial Services — 0.5%
Block, Inc.
5.63%, 8/15/2030 (c)	1,872,000	1,907,444
6.50%, 5/15/2032	2,891,000	3,021,306
6.00%, 8/15/2033 (c)	281,000	288,800
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	2,458,040	2,458,040
Class B, 0.00%, 8/17/2027 ‡	3,856,147	3,856,147
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	4,000,000	4,011,161
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (j)	500,000	510,796
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (c)	782,000	745,103
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	2,489,000	2,690,156
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	1,315,000	1,365,052
6.38%, 8/1/2033 (c)	708,000	741,395
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	565,000	555,846
3.63%, 3/1/2029 (c)	3,118,000	3,011,617
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	2,137,000	2,221,223
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	1,803,627	1,803,627
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,803,546	1,803,546
		30,991,259
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	1,500,000	1,690,312
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	3,625,000	3,516,716
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (c)	1,000,000	1,093,130
Post Holdings, Inc.
5.50%, 12/15/2029 (c)	512,000	512,089
4.63%, 4/15/2030 (c)	4,770,000	4,646,049
6.25%, 2/15/2032 (c)	1,561,000	1,611,837
		13,070,133

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	542,000	562,692
9.50%, 6/1/2030 (c)	544,000	576,533
Superior Plus LP (Canada) 4.50%, 3/15/2029 (c)	150,000	145,081
		1,284,306
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	367,000	366,391
4.75%, 4/1/2028 (c)	3,550,000	3,462,094
8.00%, 2/15/2031 (c)	1,840,000	1,879,036
8.38%, 6/15/2032 (c)	890,000	916,374
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	3,274,000	3,341,628
8.63%, 5/15/2032 (c)	400,000	411,384
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	180,000	175,781
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (c)	500,000	514,136
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	205,000	199,653
12.63%, 7/15/2029 (c)	1,659,000	1,657,484
5.00%, 12/1/2029 (c)	3,245,000	2,233,327
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	105,000	103,685
RXO, Inc. 7.50%, 11/15/2027 (c)	350,000	356,563
Transnet (South Africa)
8.25%, 2/6/2028 (c)	1,200,000	1,272,000
8.25%, 2/6/2028 (k)	800,000	848,000
XPO, Inc. 6.25%, 6/1/2028 (c)	425,000	433,689
		18,171,225
Health Care Equipment & Supplies — 0.3%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (c)	200,000	194,416
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	6,755,000	6,691,201
Hologic, Inc.
4.63%, 2/1/2028 (c)	265,000	265,224
3.25%, 2/15/2029 (c)	1,869,000	1,846,507
Medline Borrower LP
3.88%, 4/1/2029 (c)	5,670,000	5,504,212
6.25%, 4/1/2029 (c)	623,000	644,381
5.25%, 10/1/2029 (c)	2,805,000	2,811,553
		17,957,494
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (c)	695,000	688,515
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	1,545,000	1,544,874
5.25%, 5/15/2030 (c)	1,340,000	1,265,892
4.75%, 2/15/2031 (c)	595,000	532,310
10.88%, 1/15/2032 (c)	775,000	837,097

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
DaVita, Inc.
4.63%, 6/1/2030 (c)	425,000	412,224
3.75%, 2/15/2031 (c)	1,525,000	1,414,144
Encompass Health Corp.
4.50%, 2/1/2028	2,075,000	2,071,172
4.75%, 2/1/2030	2,240,000	2,231,764
4.63%, 4/1/2031	895,000	882,573
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	527,000	555,248
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	623,000	636,403
Owens & Minor, Inc. 4.50%, 3/31/2029 (c)	1,065,000	753,165
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	2,002,000	2,079,577
Tenet Healthcare Corp.
5.13%, 11/1/2027	6,520,000	6,520,632
4.63%, 6/15/2028	6,210,000	6,212,627
6.13%, 6/15/2030	993,000	1,014,986
6.75%, 5/15/2031	1,259,000	1,311,729
		30,964,932
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	700,000	699,537
5.00%, 5/15/2027 (c)	3,550,000	3,545,975
6.25%, 6/1/2032 (c)	1,916,000	2,004,069
		6,249,581
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	4,250,000	4,240,174
7.25%, 7/15/2028 (c)	1,075,000	1,109,024
4.50%, 2/15/2029 (c)	310,000	305,804
6.50%, 4/1/2032 (c)	1,140,000	1,181,504
6.50%, 6/15/2033 (c)	568,000	590,247
		7,426,753
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,575,000	1,555,934
4.00%, 10/15/2030 (c)	1,030,000	981,473
Acushnet Co. 5.63%, 12/1/2033 (c)	155,000	156,204
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	375,000	369,033
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (c)	550,000	520,525
7.00%, 2/15/2030 (c)	3,060,000	3,167,721
6.50%, 2/15/2032 (c)	2,061,000	2,096,351
Carnival Corp.
5.75%, 8/1/2032 (c)	1,788,000	1,832,902
6.13%, 2/15/2033 (c)	4,041,000	4,162,590
Churchill Downs, Inc.
5.75%, 4/1/2030 (c)	558,000	562,321

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.75%, 5/1/2031 (c)	400,000	412,562
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	390,000	391,114
3.75%, 5/1/2029 (c)	2,225,000	2,158,722
5.88%, 3/15/2033 (c)	1,829,000	1,885,964
5.75%, 9/15/2033 (c)	1,358,000	1,391,936
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	2,140,000	2,139,687
MGM Resorts International
4.63%, 9/1/2026	320,000	319,561
5.50%, 4/15/2027	285,000	286,993
6.13%, 9/15/2029	1,264,000	1,292,141
6.50%, 4/15/2032	1,210,000	1,241,977
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	562,000	554,609
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	695,000	710,332
6.25%, 3/15/2032 (c)	2,022,000	2,092,263
6.00%, 2/1/2033 (c)	560,000	576,585
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (c)	2,090,000	2,063,234
5.25%, 7/15/2029	1,550,000	1,437,901
6.63%, 5/1/2032 (c)	1,499,000	1,495,339
Station Casinos LLC 4.50%, 2/15/2028 (c)	2,240,000	2,215,658
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	1,748,000	1,817,053
Viking Cruises Ltd. 5.88%, 10/15/2033 (c)	1,381,000	1,403,389
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	7,275,000	7,311,506
6.25%, 3/15/2033 (c)	776,000	793,499
		49,397,079
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	813,000	550,235
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	727,000	756,789
6.38%, 5/15/2030	2,070,000	1,989,214
6.63%, 5/15/2032	1,027,000	967,067
7.37%, 4/1/2036 (d)	250,000	232,079
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	6,310,000	6,144,058
TopBuild Corp. 5.63%, 1/31/2034 (c)	579,000	586,904
		11,226,346
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	609,388
4.13%, 10/15/2030	1,120,000	1,073,454
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	1,292,000	1,275,926
4.38%, 3/31/2029 (c)	1,477,000	1,405,152
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	129,000	105,133
		4,469,053

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (c)	1,240,000	1,230,881
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	877,589	918,766
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	1,763,000	1,887,521
Talen Energy Supply LLC 6.25%, 2/1/2034 (c)	2,471,000	2,517,761
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	650,000	669,182
		7,224,111
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	1,023,000	1,053,828
IT Services — 0.0% ^
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	250,000	250,827
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	1,551,000	1,430,961
9.00%, 2/1/2031 (c)	1,558,000	1,409,825
		3,091,613
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (c)	700,000	730,121
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (c)	150,000	145,570
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	2,165,000	2,255,798
Enpro, Inc. 6.13%, 6/1/2033 (c)	212,000	218,996
Esab Corp. 6.25%, 4/15/2029 (c)	330,000	339,964
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	150,065
Terex Corp.
5.00%, 5/15/2029 (c)	1,275,000	1,266,690
6.25%, 10/15/2032 (c)	845,000	862,714
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	150,000	156,197
Wabash National Corp. 4.50%, 10/15/2028 (c)	150,000	137,301
		5,533,295
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (k)	1,611,104	1,582,910
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	1,321,000	1,382,426
		2,965,336
Media — 1.2%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,436,847
6.10%, 6/1/2029	1,790,000	1,866,482
2.80%, 4/1/2031	2,500,000	2,246,106
6.65%, 2/1/2034	50,000	52,913
5.38%, 4/1/2038	100,000	92,769
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	1,132,000	1,132,331
7.13%, 2/15/2031 (c)	3,179,000	3,308,725
7.50%, 3/15/2033 (c)	1,333,000	1,401,071
CSC Holdings LLC
5.38%, 2/1/2028 (c)	300,000	217,446

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
6.50%, 2/1/2029 (c)	3,060,000	1,921,820
Directv Financing LLC 5.88%, 8/15/2027 (c)	1,550,000	1,550,457
DISH DBS Corp.
7.75%, 7/1/2026	2,335,000	2,285,989
5.25%, 12/1/2026 (c)	2,679,000	2,617,202
DISH Network Corp. 11.75%, 11/15/2027 (c)	4,608,000	4,811,720
EchoStar Corp.
10.75%, 11/30/2029	2,290,000	2,524,725
6.75% (PIK), 11/30/2030 (f)	1,272,681	1,321,492
Gray Media, Inc.
10.50%, 7/15/2029 (c)	3,429,000	3,695,461
4.75%, 10/15/2030 (c)	2,169,000	1,673,724
5.38%, 11/15/2031 (c)	2,413,000	1,814,708
7.25%, 8/15/2033 (c)	1,499,000	1,501,593
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	2,333,000	2,158,772
7.75%, 8/15/2030 (c)	1,936,050	1,652,837
Lamar Media Corp. 4.88%, 1/15/2029	1,880,000	1,876,180
Midcontinent Communications 8.00%, 8/15/2032 (c)	418,000	421,595
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	6,820,000	6,825,313
4.75%, 11/1/2028 (c)	1,030,000	1,021,449
Outfront Media Capital LLC
4.25%, 1/15/2029 (c)	2,910,000	2,827,311
7.38%, 2/15/2031 (c)	370,000	392,110
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	1,590,000	1,656,414
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	2,700,000	2,700,605
4.00%, 7/15/2028 (c)	4,660,000	4,542,722
5.50%, 7/1/2029 (c)	4,075,000	4,095,966
Stagwell Global LLC 5.63%, 8/15/2029 (c)	2,760,000	2,682,016
TEGNA, Inc. 5.00%, 9/15/2029	3,530,000	3,497,382
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	3,925,000	4,050,533
7.38%, 6/30/2030 (c)	665,000	674,599
9.38%, 8/1/2032 (c)	547,000	580,674
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	200,000	181,719
		79,311,778
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	1,650,000	1,748,365
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	1,040,000	1,069,385
6.38%, 9/15/2032 (c)	485,000	504,907
Big River Steel LLC 6.63%, 1/31/2029 (c)	55,000	55,119
Cleveland-Cliffs, Inc.
7.50%, 9/15/2031 (c)	609,000	636,917
7.00%, 3/15/2032 (c)	522,000	535,074

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
7.63%, 1/15/2034 (c)	1,547,000	1,605,206
Commercial Metals Co. 5.75%, 11/15/2033 (c)	496,000	507,224
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	285,000	296,701
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (k)	900,000	801,000
Novelis Corp.
4.75%, 1/30/2030 (c)	4,219,000	4,056,885
6.88%, 1/30/2030 (c)	388,000	402,053
3.88%, 8/15/2031 (c)	1,081,000	986,198
6.38%, 8/15/2033 (c)	492,000	496,472
		13,701,506
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (c)	5,000,000	5,070,722
Multi-Utilities — 0.2%
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (h) (i) (j)	2,088,000	2,062,516
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (j)	2,880,000	3,003,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (j)	2,920,000	2,954,400
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (j)	1,590,000	1,656,514
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (j)	1,526,000	1,554,524
		11,231,223
Oil, Gas & Consumable Fuels — 2.5%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (c)	500,000	450,000
Antero Midstream Partners LP
5.75%, 1/15/2028 (c)	4,285,000	4,290,082
5.38%, 6/15/2029 (c)	1,560,000	1,565,144
5.75%, 10/15/2033 (c)	626,000	629,095
Antero Resources Corp.
7.63%, 2/1/2029 (c)	434,000	440,944
5.38%, 3/1/2030 (c)	880,000	888,095
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	1,090,000	1,114,916
6.63%, 7/15/2033 (c)	647,000	659,419
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (k)	400,000	402,500
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (k)	500,000	518,825
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (c)	2,245,000	2,367,873
7.38%, 3/15/2032 (c)	710,000	721,294
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	634,000	661,230
7.25%, 7/15/2032 (c)	662,000	703,903
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (h) (i) (j)	3,595,000	3,583,502
Buckeye Partners LP
3.95%, 12/1/2026	1,497,000	1,487,511
4.13%, 12/1/2027	350,000	346,173
4.50%, 3/1/2028 (c)	445,000	442,636
6.75%, 2/1/2030 (c)	1,091,000	1,142,670

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Chord Energy Corp.
6.00%, 10/1/2030 (c)	1,054,000	1,062,737
6.75%, 3/15/2033 (c)	680,000	701,931
Civitas Resources, Inc.
8.38%, 7/1/2028 (c)	765,000	788,977
8.63%, 11/1/2030 (c)	3,170,000	3,320,762
8.75%, 7/1/2031 (c)	1,472,000	1,532,857
9.63%, 6/15/2033 (c)	457,000	492,862
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	390,000	406,093
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	930,000	932,820
5.88%, 1/15/2030 (c)	4,915,000	4,775,408
Crescent Energy Finance LLC
9.25%, 2/15/2028 (c)	1,997,000	2,065,020
7.38%, 1/15/2033 (c)	725,000	686,957
8.38%, 1/15/2034 (c)	634,000	625,251
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (k)	11,250,000	11,024,188
DT Midstream, Inc. 4.13%, 6/15/2029 (c)	2,775,000	2,724,374
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	640,000	687,898
4.63%, 11/2/2031	2,600,000	2,314,000
8.88%, 1/13/2033	1,680,000	1,795,584
8.38%, 1/19/2036	252,000	257,985
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (j)	2,030,000	2,051,591
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (j)	305,000	325,882
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (j)	1,870,000	1,993,944
Expand Energy Corp.
6.75%, 4/15/2029 (c)	2,820,000	2,840,512
5.38%, 3/15/2030	695,000	704,721
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (c)	1,405,000	1,450,213
8.63%, 6/25/2033 (c)	230,000	234,966
Genesis Energy LP
8.25%, 1/15/2029	207,000	216,205
7.88%, 5/15/2032	303,000	312,554
8.00%, 5/15/2033	168,000	173,318
Greenko Dutch BV (India) 3.85%, 3/29/2026 (k)	346,000	342,108
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (k)	400,000	404,125
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,215,000	1,254,237
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	357,000	363,008
5.13%, 6/15/2028 (c)	265,000	265,052
4.25%, 2/15/2030 (c)	1,140,000	1,111,874
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	894,000	841,323
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	425,000	448,582
6.63%, 1/15/2034 (c)	577,000	591,511

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	2,985,000	3,008,793
Matador Resources Co. 6.25%, 4/15/2033 (c)	2,182,000	2,179,063
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (k)	200,000	199,900
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	1,021,000	1,050,325
8.38%, 2/15/2032 (c)	734,000	760,946
NuStar Logistics LP
6.00%, 6/1/2026	225,000	225,597
5.63%, 4/28/2027	1,180,000	1,192,064
6.38%, 10/1/2030	1,505,000	1,576,609
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	905,000	907,920
9.88%, 7/15/2031 (c)	1,633,000	1,759,535
6.25%, 2/1/2033 (c)	816,000	836,337
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (k)	3,750,500	3,618,070
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (k)	500,000	420,585
5.63%, 6/19/2047 (c)	1,600,000	1,128,752
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	2,000,000	2,140,000
5.95%, 1/28/2031	1,630,000	1,571,418
6.70%, 2/16/2032	7,690,000	7,619,636
10.00%, 2/7/2033	4,650,000	5,366,565
6.38%, 1/23/2045	410,000	325,335
7.69%, 1/23/2050	14,950,000	13,330,915
6.95%, 1/28/2060	2,000,000	1,615,620
Range Resources Corp.
8.25%, 1/15/2029	1,668,000	1,701,313
4.75%, 2/15/2030 (c)	498,000	491,365
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	150,000	147,010
6.75%, 3/15/2033 (c)	843,000	884,464
SM Energy Co.
6.75%, 9/15/2026	960,000	961,038
6.63%, 1/15/2027	1,450,000	1,451,675
6.50%, 7/15/2028	440,000	445,042
6.75%, 8/1/2029 (c)	848,000	846,928
7.00%, 8/1/2032 (c)	719,000	703,465
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027	595,000	599,537
Sunoco LP
7.00%, 5/1/2029 (c)	565,000	588,126
4.50%, 5/15/2029	1,780,000	1,744,549
4.50%, 4/30/2030	1,490,000	1,450,769
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (c)	2,015,000	2,013,854
6.00%, 12/31/2030 (c)	1,620,000	1,614,600
6.00%, 9/1/2031 (c)	485,000	479,348
6.75%, 3/15/2034 (c)	970,000	971,147

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (j)	1,796,000	1,780,456
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (j)	3,396,000	3,343,712
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	900,000	852,187
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	665,000	609,249
3.88%, 11/1/2033 (c)	1,285,000	1,125,044
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	2,432,000	2,491,034
9.50%, 2/1/2029 (c)	665,000	701,353
7.00%, 1/15/2030 (c)	436,000	427,714
9.88%, 2/1/2032 (c)	3,060,000	3,185,864
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (c)	2,227,000	2,303,393
6.75%, 1/15/2036 (c)	885,000	927,606
Vital Energy, Inc.
9.75%, 10/15/2030	300,000	311,624
7.88%, 4/15/2032 (c)	281,000	272,321
		160,797,014
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (c)	870,000	871,525
5.75%, 4/20/2029 (c)	3,840,000	3,885,197
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	2,372,000	2,342,942
United Airlines, Inc. 4.38%, 4/15/2026 (c)	1,505,000	1,503,103
		8,602,767
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	5,970,000	5,957,479
Prestige Brands, Inc. 5.13%, 1/15/2028 (c)	990,000	989,115
		6,946,594
Pharmaceuticals — 0.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	2,241,000	2,316,779
Bausch Health Cos., Inc. 5.00%, 2/15/2029 (c)	350,000	278,282
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	420,000	440,216
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (c)	624,000	649,132
Organon & Co.
4.13%, 4/30/2028 (c)	3,795,000	3,698,479
5.13%, 4/30/2031 (c)	2,990,000	2,503,990
		9,886,878
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (c)	330,000	328,724
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	150,000	155,232
		483,956

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	613,000	589,537
5.25%, 4/15/2030 (c)	710,000	661,730
9.75%, 4/15/2030 (c)	823,000	894,070
Triad Properties Corp. 0.00%, 4/1/2052 ‡	3,624,831	3,624,831
		5,770,168
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 5.88%, 10/1/2033 (c)	702,000	714,650
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	291,000	311,301
Entegris, Inc.
4.38%, 4/15/2028 (c)	500,000	495,144
4.75%, 4/15/2029 (c)	2,405,000	2,400,298
5.95%, 6/15/2030 (c)	2,570,000	2,630,948
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (c)	1,589,000	1,635,098
6.63%, 7/24/2033 (c)	565,000	587,630
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,690,000	1,647,470
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	1,382,000	1,418,376
6.25%, 8/15/2033 (c)	830,000	860,156
Synaptics, Inc. 4.00%, 6/15/2029 (c)	150,000	144,107
		12,845,178
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	2,595,000	2,577,217
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	607,000	623,905
NCR Voyix Corp. 5.13%, 4/15/2029 (c)	2,699,000	2,673,815
RingCentral, Inc. 8.50%, 8/15/2030 (c)	545,000	579,919
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	5,193,000	5,192,167
6.50%, 6/1/2032 (c)	460,000	478,718
		12,125,741
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (c)	465,000	462,629
5.25%, 7/15/2030 (c)	860,000	852,505
6.25%, 1/15/2033 (c)	108,000	110,428
Millrose Properties, Inc.
6.38%, 8/1/2030 (c)	993,000	1,012,987
6.25%, 9/15/2032 (c)	483,000	488,456
		2,927,005
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	285,000	283,574
4.63%, 11/15/2029 (c)	1,856,000	1,820,544
4.75%, 3/1/2030	653,000	641,078

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Bath & Body Works, Inc.
7.50%, 6/15/2029	265,000	269,587
6.75%, 7/1/2036	115,000	113,767
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (e)	36,352	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,395,000	1,323,265
Lithia Motors, Inc.
3.88%, 6/1/2029 (c)	2,945,000	2,837,255
5.50%, 10/1/2030 (c)	372,000	373,859
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	337,432
PetSmart LLC 7.50%, 9/15/2032 (c)	1,825,000	1,838,976
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	402,300	139,398
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	5,178,000	5,062,726
Staples, Inc. 10.75%, 9/1/2029 (c)	2,610,000	2,565,215
		17,606,676
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	416,000	441,676
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	800,000	780,410
8.25%, 12/15/2029 (c)	780,000	828,633
8.50%, 7/15/2031 (c)	497,000	529,436
Xerox Corp. 10.25%, 10/15/2030 (c)	505,000	517,775
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	930,000	395,534
8.88%, 11/30/2029 (c)	648,000	237,807
		3,731,271
Trading Companies & Distributors — 0.3%
Herc Holdings, Inc.
5.50%, 7/15/2027 (c)	2,680,000	2,679,648
7.00%, 6/15/2030 (c)	640,000	671,828
Imola Merger Corp. 4.75%, 5/15/2029 (c)	6,750,000	6,667,288
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	1,472,000	1,537,233
United Rentals North America, Inc.
4.88%, 1/15/2028	3,756,000	3,755,481
5.38%, 11/15/2033 (c)	426,000	426,978
6.13%, 3/15/2034 (c)	1,035,000	1,080,954
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	1,445,000	1,466,687
6.38%, 3/15/2029 (c)	1,388,000	1,434,050
6.63%, 3/15/2032 (c)	855,000	896,801
6.38%, 3/15/2033 (c)	578,000	604,511
		21,221,459
Wireless Telecommunication Services — 0.0% ^
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (c)	80,000	76,209
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	445,000	472,590
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	2,309,000	2,357,316

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (k)	180,000	179,100
4.50%, 4/27/2031 (c)	400,000	371,100
		3,456,315
Total Corporate Bonds (Cost $988,328,121)		1,008,009,544
Asset-Backed Securities — 10.5%
AB BSL CLO Ltd. (Cayman Islands) Series 2020-1A, Class BR2, 5.59%, 10/15/2038 (a) (c)	4,915,000	4,915,000
Affirm Asset Securitization Trust
Series 2024-A, Class 1C, 6.16%, 2/15/2029 (c)	1,000,000	1,001,915
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	5,630,000	5,643,002
Series 2024-B, Class C, 5.06%, 9/15/2029 (c)	2,000,000	2,001,543
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	2,078,000	2,083,556
Series 2025-X2, Class D, 5.23%, 10/15/2030 (c)	6,000,000	6,008,248
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 5.53%, 7/17/2037 (a) (c)	1,808,000	1,809,121
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	36,500	35,227
American Credit Acceptance Receivables Trust
Series 2022-3, Class E, 8.08%, 10/13/2028 (c)	2,000,000	2,014,499
Series 2022-3, Class F, 9.76%, 5/14/2029 (c)	6,320,000	6,358,825
Series 2023-3, Class D, 6.82%, 10/12/2029 (c)	1,800,000	1,833,969
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,210,000	2,262,190
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	2,300,000	2,378,971
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	1,330,000	1,358,458
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	1,050,000	1,071,507
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	2,400,000	2,479,932
Series 2025-4, Class C, 4.83%, 1/13/2031 (c)	5,570,000	5,586,147
Series 2025-2, Class C, 5.11%, 3/12/2031 (c)	1,400,000	1,408,108
Series 2025-2, Class D, 5.50%, 7/14/2031 (c)	2,000,000	2,021,292
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	1,515,000	1,523,920
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	2,000,000	2,113,124
Series 2025-4, Class D, 5.25%, 9/12/2031 (c)	12,540,000	12,595,385
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	1,900,000	1,985,769
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,700,000	3,799,743
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	12,710,000	12,773,103
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	14,930,000	14,971,941
AMSR Trust Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	4,200,000	4,037,403
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (c)	1,207,000	1,241,158
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	2,700,000	2,834,538
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	400,000	410,563
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	1,000,000	1,021,420
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	403,000	414,867
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	376,000	388,801
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 5.70%, 10/20/2031 (a) (c)	3,500,000	3,504,368
Series 2024-27A, Class A2, 5.46%, 10/25/2037 (a) (c)	2,000,000	1,998,910
Series 2021-17A, Class A2R, 5.48%, 10/20/2038 (a) (c)	8,965,000	8,965,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Barings CLO Ltd. (Cayman Islands) Series 2022-3A, Class A2R, 5.47%, 10/20/2037 (a) (c)	3,000,000	3,002,583
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.57%, 12/26/2031 (a) (c)	113,517	113,899
Series 2024-CAR1, Class D, 6.12%, 12/26/2031 (a) (c)	103,506	104,128
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.35%, 10/20/2034 (a) (c)	1,000,000	1,001,154
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,417,893
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,392,199
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,407,934
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,239,860
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	4,000,000	4,107,959
Series 2025-4, Class D, 5.41%, 8/15/2031	3,340,000	3,349,558
Series 2024-4, Class E, 7.47%, 8/15/2031 (c)	4,600,000	4,706,171
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class CRR, 5.73%, 7/18/2034 (a) (c)	3,250,000	3,245,765
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	1,588,239	1,622,764
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (c)	703,292	708,600
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.50%, 10/15/2031 (a) (c)	327,065	326,960
Series 2018-1A, Class CR, 5.85%, 10/15/2031 (a) (c)	1,926,600	1,928,972
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class BR3, 5.33%, 7/20/2032 (a) (c)	1,000,000	999,454
Series 2016-1A, Class CR3, 7.08%, 4/20/2034 (a) (c)	2,895,000	2,889,699
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 8.58%, 10/17/2037 (a) (c)	1,000,000	1,004,466
Series 2021-7A, Class CR, 5.90%, 4/15/2040 (a) (c)	1,750,000	1,748,870
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 5.55%, 1/18/2031 (a) (c)	250,000	250,360
Series 2022-2A, Class BR, 5.28%, 4/19/2035 (a) (c)	6,600,000	6,565,185
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (c) (e)	10,350,473	10,284,230
CoreVest American Finance Trust
Series 2019-1, Class E, 5.75%, 3/15/2052 (a) (c)	300,000	302,332
Series 2019-2, Class E, 5.31%, 6/15/2052 (a) (c)	350,000	328,703
Series 2019-3, Class E, 4.86%, 10/15/2052 (a) (c)	350,000	325,055
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (c)	121,238	121,448
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	300,000	304,216
Series 2023-2A, Class A, 5.92%, 5/16/2033 (c)	310,804	311,448
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	391,000	398,113
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	1,467,000	1,497,425
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	708,000	718,226
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	930,000	950,838
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	1,625,000	1,629,770
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	1,000,000	1,012,282
Series 2025-2A, Class C, 5.38%, 3/17/2036 (c)	9,475,000	9,576,013
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	760,000	765,604
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (c)	288,000	257,726
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (c)	1,586,933	1,604,524

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	911,663
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	957,815
Series 2025-1, Class D, 5.41%, 9/15/2032	2,200,000	2,230,177
Series 2025-2, Class D, 4.90%, 12/15/2032	8,600,000	8,554,325
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (c)	1,873,184	1,769,765
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 5.12%, 4/18/2031 (a) (c)	338,383	338,474
Series 2019-68A, Class BRR, 5.45%, 7/15/2035 (a) (c)	1,700,000	1,700,524
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (c)	1,600,000	1,583,608
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	253,606	254,266
Series 2022-1A, Class E, 5.53%, 3/15/2029 (c)	2,400,000	2,396,817
Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	3,000,000	3,149,657
Elmwood CLO Ltd. (Cayman Islands)
Series 2023-2A, Class CR, 5.89%, 4/16/2036 (a) (c)	2,615,000	2,612,986
Series 2019-3A, Class BRR, 5.58%, 7/18/2037 (a) (c)	1,650,000	1,651,038
Series 2024-12RA, Class CR, 5.88%, 10/20/2037 (a) (c)	2,308,334	2,306,801
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	370,739	374,910
Series 2022-4A, Class D, 5.98%, 12/15/2028	142,547	143,595
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	977,505
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	508,312
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	510,256
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,070,000	1,045,495
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	3,007,000	2,917,505
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	900,000	1,005,012
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,445,000	3,464,358
First Investors Auto Owner Trust Series 2025-1A, Class D, 5.22%, 12/15/2033 (c)	6,000,000	6,068,184
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	1,900,000	1,822,986
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	1,900,000	1,819,449
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (c)	3,300,000	3,218,880
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	2,700,000	2,483,606
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	1,300,000	1,193,267
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (c)	4,400,000	4,278,388
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (c)	1,400,000	1,356,095
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (c)	2,300,000	2,202,452
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (c)	83,271	83,239
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	300,000	301,479
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (c)	3,000,000	2,999,321
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (c)	302,198	325,545
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (c)	22,167	22,119
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (c)	8,035,000	8,090,100
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (c)	342,665	345,305
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	2,500,000	2,498,428
Series 2024-2A, Class C, 6.03%, 2/15/2030 (c)	1,420,000	1,449,527
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	2,465,000	2,504,645

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GoldenTree Loan Opportunities Ltd. (Cayman Islands) Series 2016-12A, Class CR, 6.08%, 7/21/2030 (a) (c)	752,804	753,351
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 5.83%, 7/20/2038 (a) (c)	1,680,000	1,677,808
Hertz Vehicle Financing LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	292,000	293,786
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	595,000	603,931
Series 2023-3A, Class D, 9.43%, 2/25/2028 (c)	8,185,000	8,396,721
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	14,000,000	13,690,533
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	2,000,000	1,991,849
Series 2024-1A, Class D, 9.22%, 1/25/2029 (c)	2,500,000	2,589,522
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	4,200,000	4,376,794
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	1,500,000	1,573,923
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	2,245,000	2,294,555
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 8.44%, 4/20/2037 (a) (c)	195,500	194,596
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (c)	100,075	99,869
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	231,533	230,272
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	1,897,375	1,917,152
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	2,500,000	2,536,750
Ista Jet Seri, 6.97%, 4/5/2032 ‡ (c)	5,000,000	5,000,000
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	3,500,000	3,549,350
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (c)	4,769,381	4,759,842
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 5.75%, 7/20/2031 (a) (c)	250,000	250,285
Series 40A, Class BR, 5.58%, 10/20/2034 (a) (c)	2,000,000	2,000,424
Series 2023-52A, Class CR, 5.84%, 7/16/2038 (a) (c)	1,850,000	1,847,586
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	50,000	165,039
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	50,000	101,578
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	50,000	116,039
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	985,460	541,532
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	70,557	70,290
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	1,950,000	1,976,449
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	915,000	916,087
Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	450,000	451,227
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	800,000	821,823
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	2,100,000	2,125,220
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	3,000,000	3,065,968
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	5,700,000	5,751,922
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	4,000,000	4,047,231
Series 2025-3A, Class C, 5.04%, 5/20/2035 (c)	3,820,000	3,813,001
Series 2025-3A, Class D, 5.64%, 5/20/2035 (c)	5,750,000	5,739,436
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.55%, 7/15/2034 (a) (c)	3,530,000	3,532,362
Series 2020-45A, Class CRR, 5.80%, 7/15/2034 (a) (c)	1,075,000	1,073,597
Series 2021-49A, Class B1R, 5.33%, 10/19/2034 (a) (c)	8,050,000	8,035,792
Series 2021-52A, Class BR, 5.41%, 1/22/2035 (a) (c)	4,700,000	4,701,589

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Magnetite Ltd.
Series 2023-39A, Class BR, 5.41%, 1/25/2037 (a) (c)	1,200,000	1,199,948
Series 2016-17A, Class BR2, 5.83%, 4/20/2037 (a) (c)	2,208,000	2,211,063
Series 2024-40A, Class B1, 5.65%, 7/15/2037 (a) (c)	2,900,000	2,901,772
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	2,000,000	2,036,376
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	635,000	654,296
Marlette Funding Trust Series 2023-1A, Class C, 7.20%, 4/15/2033 (c)	161,156	161,846
Mpire, 11.16%, 9/13/2030 ‡ (c)	1,000,000	1,002,829
Mpire Frn, 8.29%, 9/13/2030 ‡ (c)	2,500,000	2,507,073
Nautical Solutions, 9.20%, 8/1/2031 ‡	4,509,176	4,509,176
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.29%, 7/16/2036 (a) (c)	2,260,000	2,259,611
Series 2021-42A, Class CR, 5.74%, 7/16/2036 (a) (c)	4,400,000	4,406,204
Series 2020-38A, Class BR2, 5.28%, 10/20/2036 (a) (c)	4,700,000	4,691,864
Series 2020-38A, Class CR2, 5.76%, 10/20/2036 (a) (c)	2,500,000	2,496,743
Series 2019-34A, Class BR2, 5.53%, 7/20/2039 (a) (c)	3,300,000	3,309,012
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	168,000	163,670
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (c)	2,850,000	2,797,566
Series 2022-SFR2, Class F, 4.00%, 9/4/2039 (c)	5,000,000	4,843,719
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (d)	8,672,244	8,830,814
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	155,644	153,400
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	53,897	52,878
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 5.62%, 4/21/2037 (a) (c)	4,300,000	4,304,489
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 5.63%, 7/20/2037 (a) (c)	1,400,000	1,400,881
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-1A, Class C, 5.87%, 4/15/2031 (a) (c)	2,000,000	2,000,398
Series 2019-1A, Class BR, 5.71%, 10/25/2032 (a) (c)	2,509,000	2,507,746
Series 2019-1A, Class CR, 6.31%, 10/25/2032 (a) (c)	1,500,000	1,498,125
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.47%, 7/21/2037 (a) (c)	16,800,000	16,683,324
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	468,000	473,182
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	600,000	602,397
Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	400,000	400,954
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	1,522,000	1,571,788
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	1,500,000	1,522,899
Oneslt, 8.00%, 12/15/2030 ‡	3,465,922	3,465,922
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	628,000	629,307
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	233,109	229,914
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.60%, 2/15/2038 (a) (c)	4,300,000	4,303,092
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2024-3A, Class B, 5.76%, 8/8/2032 (a) (c)	2,000,000	2,000,342
Peace Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class BR, 5.46%, 10/20/2038 (a) (c)	5,400,000	5,400,637
PRET LLC
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (c) (d)	2,143,564	2,144,811
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (c) (d)	1,828,849	1,829,798
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (c) (d)	7,709,149	7,735,294
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (c) (d)	5,225,259	5,254,526

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (c) (d)	6,753,251	6,800,760
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (c) (d)	13,093,329	13,129,051
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	736,000	737,634
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	1,985,400	2,024,910
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	4,754,569	4,754,569
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (c)	800,000	791,878
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	2,563,000	2,591,198
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	3,631,000	3,703,261
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	2,933,379	2,936,154
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (d)	2,933,379	2,936,137
RR Ltd. (Cayman Islands) Series 2020-12A, Class A2R3, 5.50%, 1/15/2036 (a) (c)	2,796,000	2,794,465
Santander Bank Auto Credit-Linked Notes Series 2023-B, Class E, 8.41%, 12/15/2033 (c)	1,209,873	1,232,947
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	432,190
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	177,594
Series 2025-2, Class D, 5.47%, 5/15/2031	2,400,000	2,436,353
Series 2025-3, Class D, 5.11%, 9/15/2031	5,730,000	5,759,710
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,948,591
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,977,870
Series 2025-4, Class D, 4.95%, 1/15/2032	3,123,000	3,135,120
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,256,281
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,410,648	1,439,638
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,690,562	1,751,129
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,421,041	6,554,342
SCF Equipment Leasing LLC
Series 2025-2A, Class D, 5.33%, 6/20/2036 (c)	2,770,000	2,768,546
Series 2025-2A, Class E, 6.21%, 6/20/2036 (c)	3,920,000	3,940,776
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 5.72%, 1/15/2032 (a) (c)	2,000,000	2,001,610
Small Business Administration Participation Certificates Series 2025-25J, Class 1, 4.79%, 10/1/2050	4,740,000	4,809,836
SRT Issuer I LLC, 0.00%, 7/7/2031 ‡ (a)	7,500,000	7,506,911
Stifel SBA IO Trust Series 2024-1A, Class A2, 1.27%, 6/25/2050 ‡ (a) (c)	48,747,624	1,774,718
Stifel SBA Trust Series 2025-2A, Class A1, 2.55%, 8/25/2036 (a) (c)	58,207,014	3,527,345
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	9,324,810	9,660,277
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.51%, 4/16/2031 (a) (c)	1,900,000	1,900,912
Series 2018-19A, Class C, 5.91%, 4/16/2031 (a) (c)	940,000	939,986
Series 2019-21A, Class CR2, 5.65%, 7/15/2032 (a) (c)	3,000,000	2,996,094
Series 2020-23A, Class CR2, 5.65%, 1/15/2034 (a) (c)	3,600,000	3,595,313
Series 2021-29A, Class BR, 5.93%, 10/15/2035 (a) (c)	6,455,000	6,463,159
Series 2022-32A, Class BR, 5.92%, 10/23/2035 (a) (c)	4,225,000	4,226,276
Series 2016-18A, Class CR4, 6.23%, 10/23/2037 (a) (c)	8,180,000	8,182,560
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (c)	305,649	306,150
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (c)	101,000	100,522
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.50%, 9/18/2042 (a) (c)	3,050,000	3,056,631
United Airlines Pass-Through Trust Series 2016-1, Class B, 3.65%, 1/7/2026	17,882	17,855

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Upstart Frn, 6.80%, 3/29/2029 ‡ (c)	4,000,000	4,000,000
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 19.73%, 2/20/2030 ‡ (a) (c)	77,096	77,096
Series 2022-PT3, Class A, HB, 22.19%, 4/20/2030 ‡ (a) (c)	52,316	51,950
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (c) (d)	1,202,641	1,204,449
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (c)	1,560,000	1,577,471
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 5.92%, 1/15/2035 (a) (c)	2,000,000	2,001,668
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	4,615,000	4,647,662
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	2,540,000	2,575,012
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	437,000	446,958
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	632,000	646,710
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	576,000	586,255
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	3,900,000	3,948,133
Total Asset-Backed Securities (Cost $670,484,688)		674,467,178
Foreign Government Securities — 3.5%
Arab Republic of Egypt
8.63%, 2/4/2030 (c)	829,000	897,649
8.63%, 2/4/2030 (k)	800,000	866,248
5.88%, 2/16/2031 (k)	3,900,000	3,775,707
7.63%, 5/29/2032 (k)	1,200,000	1,227,600
9.45%, 2/4/2033 (c)	446,000	491,403
7.30%, 9/30/2033 (k)	200,000	197,688
8.50%, 1/31/2047 (k)	700,000	653,625
8.70%, 3/1/2049 (k)	700,000	662,816
8.88%, 5/29/2050 (k)	300,000	288,410
Argentine Republic
1.00%, 7/9/2029	800,000	697,600
4.12%, 7/9/2035 (d)	11,390,000	8,099,714
5.00%, 1/9/2038 (d)	1,700,000	1,268,200
Barbados Government Bond 8.00%, 6/26/2035 (k)	1,000,000	1,048,000
Benin Government Bond
7.96%, 2/13/2038 (c)	1,580,000	1,605,454
7.96%, 2/13/2038 (k)	950,000	965,305
Commonwealth of the Bahamas 8.25%, 6/24/2036 (c)	2,277,000	2,467,129
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	550,379	526,713
3.10%, 1/15/2030 (c) (d)	186,462	175,507
3.35%, 3/15/2033 (c) (d)	365,742	317,098
3.60%, 6/15/2035 (c) (d)	2,346,960	1,781,049
3.60%, 5/15/2036 (c) (d)	171,396	155,799
3.60%, 2/15/2038 (c) (d)	342,936	314,129
Dominican Republic Government Bond
6.00%, 2/22/2033 (c)	150,000	152,100
6.00%, 2/22/2033 (k)	500,000	507,000
6.95%, 3/15/2037 (c)	4,400,000	4,690,136
6.40%, 6/5/2049 (k)	2,050,000	2,015,991

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.15%, 2/24/2055 (c)	3,250,000	3,467,344
5.88%, 1/30/2060 (k)	1,450,000	1,291,950
Federal Republic of Nigeria
6.50%, 11/28/2027 (k)	1,100,000	1,106,875
6.13%, 9/28/2028 (c)	1,000,000	990,555
6.13%, 9/28/2028 (k)	3,200,000	3,169,776
7.14%, 2/23/2030 (k)	3,600,000	3,641,220
8.75%, 1/21/2031 (k)	1,000,000	1,072,500
7.88%, 2/16/2032 (k)	500,000	511,875
10.38%, 12/9/2034 (c)	1,400,000	1,620,850
9.13%, 1/13/2046 (c)	2,530,000	2,683,065
Federative Republic of Brazil
7.13%, 5/13/2054	800,000	801,600
7.25%, 1/12/2056	1,500,000	1,497,000
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (k)	1,000,000	1,000,800
7.75%, 1/15/2028 (k)	1,000,000	1,041,880
7.50%, 1/13/2029 (k)	1,000,000	1,049,950
5.85%, 7/7/2030 (k)	2,100,000	2,109,450
5.75%, 11/12/2032 (c)	4,761,000	4,683,634
7.38%, 10/10/2047 (k)	2,000,000	1,996,500
Islamic Republic of Pakistan
6.00%, 4/8/2026 (c)	1,100,000	1,094,500
6.00%, 4/8/2026 (k)	1,700,000	1,691,500
6.88%, 12/5/2027 (k)	3,100,000	3,102,487
7.38%, 4/8/2031 (k)	6,400,000	6,284,800
8.88%, 4/8/2051 (k)	1,100,000	1,053,250
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	1,067,000	1,168,173
Kingdom of Bahrain
7.38%, 5/14/2030 (k)	700,000	748,209
5.45%, 9/16/2032 (k)	600,000	580,686
6.63%, 10/6/2037 (c)	1,000,000	1,003,150
7.50%, 9/20/2047 (k)	600,000	629,400
Republic of Angola
8.25%, 5/9/2028 (k)	4,000,000	3,981,250
8.00%, 11/26/2029 (k)	5,000,000	4,824,750
9.24%, 1/15/2031 (c)	1,400,000	1,382,500
8.75%, 4/14/2032 (k)	400,000	382,000
8.75%, 4/14/2032 (c)	600,000	573,000
9.88%, 10/15/2035 (c)	1,400,000	1,365,000
Republic of Armenia 3.60%, 2/2/2031 (k)	1,200,000	1,089,000
Republic of Colombia
3.00%, 1/30/2030	200,000	180,300
3.13%, 4/15/2031	600,000	520,650
8.00%, 4/20/2033	500,000	544,000
8.00%, 11/14/2035	2,800,000	3,018,400
8.75%, 11/14/2053	2,579,000	2,883,322
Republic of Costa Rica
6.55%, 4/3/2034 (c)	920,000	989,690

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.00%, 4/4/2044 (k)	400,000	432,000
7.30%, 11/13/2054 (c)	1,565,000	1,735,976
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (k)	799,000	807,945
7.63%, 1/30/2033 (k)	3,600,000	3,754,800
6.13%, 6/15/2033 (k)	2,300,000	2,221,225
8.08%, 4/1/2036 (c)	3,981,000	4,133,114
8.25%, 1/30/2037 (c)	4,600,000	4,800,706
Republic of Ecuador
6.90%, 7/31/2030 (d) (k)	4,600,000	4,473,500
6.90%, 7/31/2035 (d) (k)	4,889,403	4,175,550
5.00%, 7/31/2040 (d) (k)	3,150,000	2,378,250
Republic of El Salvador
8.63%, 2/28/2029 (k)	1,852,000	1,963,120
9.25%, 4/17/2030 (c)	2,390,000	2,568,055
7.12%, 1/20/2050 (k)	350,000	314,475
9.50%, 7/15/2052 (k)	350,000	387,861
9.65%, 11/21/2054 (c)	2,957,000	3,336,013
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	235,200	229,320
5.00%, 7/3/2029 (c) (d)	3,232,400	3,159,671
Zero Coupon, 1/3/2030 (c)	467,101	406,378
5.00%, 7/3/2035 (c) (d)	2,265,600	2,003,647
Republic of Guatemala
6.05%, 8/6/2031 (k)	2,000,000	2,076,340
6.60%, 6/13/2036 (c)	700,000	748,475
6.25%, 8/15/2036 (c)	1,221,000	1,270,145
6.55%, 2/6/2037 (c)	200,000	212,688
Republic of Honduras
6.25%, 1/19/2027 (k)	1,350,000	1,355,738
8.63%, 11/27/2034 (c)	4,250,000	4,664,375
Republic of Iraq 5.80%, 1/15/2028 (k)	1,171,875	1,167,847
Republic of Kenya
9.75%, 2/16/2031 (c)	1,635,000	1,743,319
9.75%, 2/16/2031 (k)	2,100,000	2,239,125
8.00%, 5/22/2032 (k)	200,000	199,062
7.88%, 10/9/2033 (c)	900,000	862,875
9.50%, 3/5/2036 (c)	4,427,000	4,480,124
8.80%, 10/9/2038 (c)	2,265,000	2,190,685
Republic of Montenegro 7.25%, 3/12/2031 (c)	1,950,000	2,090,263
Republic of Panama
6.40%, 2/14/2035	800,000	834,248
7.88%, 3/1/2057	1,900,000	2,200,378
Republic of Paraguay
6.10%, 8/11/2044 (k)	1,000,000	1,031,000
5.60%, 3/13/2048 (k)	1,500,000	1,427,063
5.40%, 3/30/2050 (c)	4,100,000	3,788,400
Republic of Rwanda 5.50%, 8/9/2031 (c)	2,000,000	1,829,380

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Senegal
7.75%, 6/10/2031 (k)	4,200,000	2,723,448
6.25%, 5/23/2033 (k)	1,231,000	750,910
Republic of Serbia
6.50%, 9/26/2033 (c)	400,000	431,613
6.00%, 6/12/2034 (c)	800,000	831,201
6.00%, 6/12/2034 (k)	400,000	415,600
Republic of South Africa
7.10%, 11/19/2036 (c)	1,800,000	1,938,150
6.30%, 6/22/2048	500,000	456,695
5.75%, 9/30/2049	900,000	760,050
7.30%, 4/20/2052	200,000	201,514
7.95%, 11/19/2054 (c)	3,542,000	3,797,024
7.95%, 11/19/2054 (k)	1,000,000	1,072,000
Republic of Trinidad and Tobago 6.40%, 6/26/2034 (k)	500,000	503,125
Republic of Turkiye (The)
9.38%, 1/19/2033	1,200,000	1,408,800
7.63%, 5/15/2034	1,164,000	1,250,392
Republic of Uzbekistan 5.38%, 2/20/2029 (k)	200,000	200,000
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (c)	200,000	213,500
6.95%, 5/25/2032 (c)	500,000	537,000
Republic of Zambia
5.75%, 6/30/2033 (c) (d)	1,131,296	1,086,468
0.50%, 12/31/2053 (k)	1,700,000	1,168,223
Romania Government Bond 7.50%, 2/10/2037 (c)	2,400,000	2,632,128
State of Mongolia
3.50%, 7/7/2027 (k)	1,200,000	1,159,500
8.65%, 1/19/2028 (c)	900,000	956,700
6.63%, 2/25/2030 (c)	400,000	411,000
4.45%, 7/7/2031 (k)	200,000	183,500
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (k)	2,300,000	2,639,963
Suriname Government International Bond
7.70%, 11/6/2030 (c)	2,151,000	2,209,615
8.50%, 11/6/2035 (c)	5,338,000	5,746,677
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (c)	400,000	420,250
Total Foreign Government Securities (Cost $213,991,339)		224,473,093
Loan Assignments — 0.5% (j) (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 2/28/2031	148,869	149,079
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031	631,093	632,753
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031	1,361,043	1,360,961
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031	992,494	990,370
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032	1,542,250	1,543,638
		3,894,969

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028	496,124	497,642
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/19/2031	397,559	398,553
		896,195
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 4/1/2032	922,023	915,458
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031	286,900	288,334
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2031	1,025,789	1,025,687
		1,314,021
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032	371,257	372,397
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.48%, 12/2/2031	783,117	783,117
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/31/2031	372,192	372,750
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031	1,822,692	1,819,466
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028	578,798	579,539
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028	571,177	573,296
Insurance — 0.0% ^
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 9/19/2030	532,000	521,626
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030	1,373,153	1,377,876
		1,899,502
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031	1,352,773	1,344,223
MH Sub I LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028	446,168	402,261
(1-MONTH CME TERM SOFR + 4.25%), 8.17%, 12/31/2031	301,985	245,490
		1,991,974
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 4/5/2029	500,000	502,525
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 10/8/2031	447,753	448,984
		951,509
Media — 0.1%
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.81%, 5/1/2029 (m)	2,200,000	1,957,604
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031	343,547	344,406

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028	380,441	380,106
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.75%, 8/13/2029	928,138	854,351
		1,234,457
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030	1,192,012	1,175,920
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 10/31/2031	677,426	669,677
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031	494,988	495,423
		1,165,100
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029	772,976	760,778
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029	1,242,223	1,239,639
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031	714,210	715,996
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029	445,500	369,346
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 10/7/2032 (m)	1,110,092	1,106,684
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031	1,172,062	1,174,102
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 11/28/2028	591,524	589,625
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031	1,642,600	1,641,204
		6,836,596
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028	665,000	653,270
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 8/18/2032	1,632,990	1,618,015
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029	371,250	372,193
		2,643,478
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031	1,492,260	1,495,991
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 4/30/2032	143,556	143,894
Total Loan Assignments (Cost $35,081,674)		34,904,249
Municipal Bonds — 0.2% (n)
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (a)	1,590,000	1,272,000
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025 B, Rev., AMT, 12.00%, 11/2/2026 ‡ (a)	2,165,000	1,732,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — 0.1%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	5,566,000	5,712,254
Series 2024, Rev., 6.03%, 12/15/2031	650,000	672,567
Total New York		6,384,821
Total Municipal Bonds (Cost $9,851,500)		9,388,821
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (c) (j) (Cost $1,801,389)	1,800,000	1,818,000
	SHARES
Common Stocks — 0.0% ^
Capital Markets — 0.0% ^
Yeoman Capital SA (Luxembourg) ‡ *	48,665	310,576
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	334	5,087
Specialty Retail — 0.0% ^
Rite Aid ‡ *	364	—
Wireless Telecommunication Services — 0.0% ^
Altice France Sa (Europe) ‡	1,131	19,013
Total Common Stocks (Cost $327,772)		334,676
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (o) (p) (Cost $40,391,680)	40,379,234	40,395,386
Total Investments — 102.0% (Cost $6,457,454,116)		6,526,929,136
Liabilities in Excess of Other Assets — (2.0)%		(128,939,746)
NET ASSETS — 100.0%		6,397,989,390

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(e)	Defaulted security.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $37,828,446 or 0.59% of the
Fund’s net assets as of November 30, 2025.

(h)	Security is an interest bearing note with preferred security characteristics.
(i)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(k)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 12/25/2055 (a)	(33,900,000)	(28,837,443)
TBA, 3.50%, 12/25/2055 (a)	(40,100,000)	(37,086,314)
TBA, 4.00%, 12/25/2055 (a)	(41,600,000)	(39,617,165)
TBA, 5.00%, 12/25/2055 (a)	(75,000,000)	(74,840,692)
TBA, 6.00%, 12/25/2055 (a)	(253,400,000)	(259,443,375)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 12/15/2055 (a)	(118,200,000)	(106,625,570)
TBA, 4.00%, 12/15/2055 (a)	(87,403,000)	(82,857,742)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
TBA, 4.50%, 12/15/2055 (a)	(145,600,000)	(142,383,718)
TBA, 5.00%, 12/15/2055 (a)	(99,400,000)	(99,280,471)
TBA, 6.00%, 12/15/2055 (a)	(116,230,000)	(118,461,645)
(Proceeds received of $988,557,154)		(989,434,135)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	2,014	03/20/2026	USD	228,274,313	500,362
U.S. Treasury 10 Year Ultra Note	914	03/20/2026	USD	106,195,375	691,159
U.S. Treasury 2 Year Note	1,100	03/31/2026	USD	229,745,314	(18,811)
U.S. Treasury 5 Year Note	6,216	03/31/2026	USD	682,303,125	771,277
					1,943,987
Short Contracts
U.S. Treasury 10 Year Ultra Note	(802)	03/20/2026	USD	(93,182,375)	(372,049)
U.S. Treasury Long Bond	(904)	03/20/2026	USD	(106,163,500)	(827,840)
U.S. Treasury Ultra Bond	(1,284)	03/20/2026	USD	(155,283,750)	(1,156,710)
U.S. Treasury 5 Year Note	(824)	03/31/2026	USD	(90,446,875)	(114,844)
					(2,471,443)
					(527,456)

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	11,247,022,288	USD	73,533,923	BNP Paribas	12/15/2025	(1,428,588)
USD	71,957,594	JPY	11,247,022,288	Goldman Sachs International	12/15/2025	(147,741)
Total unrealized depreciation						(1,576,329)
Net unrealized depreciation						(1,576,329)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD2,200,000	9,384	(46,077)	(36,693)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD5,000,000	4,475	(87,867)	(83,392)
							13,859	(133,944)	(120,085)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 11,043,000	(823,705)	(104,250)	(927,955)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 12,345,000	(924,113)	(113,251)	(1,037,364)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 16,459,000	(1,228,143)	(154,925)	(1,383,068)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 16,460,000	(1,230,555)	(152,597)	(1,383,152)
						(4,206,516)	(525,023)	(4,731,539)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Summary of total OTC swap contracts outstanding as of November 30, 2025:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	13,859	(120,085)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$596,933,900	$77,533,278	$674,467,178
Collateralized Mortgage Obligations	—	949,744,340	93,963,927	1,043,708,267
Commercial Mortgage-Backed Securities	—	1,092,643,227	5,622,909	1,098,266,136
Common Stocks	—	—	334,676	334,676
Corporate Bonds
Aerospace & Defense	—	16,491,499	—	16,491,499
Automobile Components	—	25,463,015	—	25,463,015
Banks	—	80,317,832	—	80,317,832
Biotechnology	—	391,063	—	391,063
Broadline Retail	—	2,460,841	—	2,460,841
Building Products	—	28,326,810	—	28,326,810
Capital Markets	—	17,240,389	—	17,240,389
Chemicals	—	37,225,637	—	37,225,637
Commercial Services & Supplies	—	30,013,712	—	30,013,712
Communications Equipment	—	2,412,490	—	2,412,490
Construction & Engineering	—	1,989,886	—	1,989,886
Construction Materials	—	1,370,132	—	1,370,132
Consumer Finance	—	18,951,603	—	18,951,603
Consumer Staples Distribution & Retail	—	19,966,150	— (a)	19,966,150
Containers & Packaging	—	9,985,125	—	9,985,125
Distributors	—	706,432	—	706,432
Diversified Consumer Services	—	4,885,420	—	4,885,420
Diversified Telecommunication Services	—	51,534,328	—	51,534,328
Electric Utilities	—	44,182,764	—	44,182,764
Electrical Equipment	—	104,601	—	104,601
Electronic Equipment, Instruments & Components	—	10,815,703	—	10,815,703
Energy Equipment & Services	—	4,485,830	—	4,485,830
Entertainment	—	11,165,566	—	11,165,566
Financial Services	—	21,069,899	9,921,360	30,991,259
Food Products	—	13,070,133	—	13,070,133
Gas Utilities	—	1,284,306	—	1,284,306
Ground Transportation	—	18,171,225	—	18,171,225
Health Care Equipment & Supplies	—	17,957,494	—	17,957,494
Health Care Providers & Services	—	30,964,932	—	30,964,932
Health Care Technology	—	6,249,581	—	6,249,581
Hotel & Resort REITs	—	7,426,753	—	7,426,753
Hotels, Restaurants & Leisure	—	49,397,079	—	49,397,079
Household Durables	—	11,226,346	—	11,226,346
Household Products	—	4,469,053	—	4,469,053
Independent Power and Renewable Electricity Producers	—	7,224,111	—	7,224,111
Interactive Media & Services	—	1,053,828	—	1,053,828
IT Services	—	3,091,613	— (a)	3,091,613
Leisure Products	—	730,121	—	730,121
Machinery	—	5,533,295	—	5,533,295

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Marine Transportation	$—	$2,965,336	$—	$2,965,336
Media	—	79,311,778	—	79,311,778
Metals & Mining	—	13,701,506	—	13,701,506
Mortgage Real Estate Investment Trusts (REITs)	—	5,070,722	—	5,070,722
Multi-Utilities	—	11,231,223	—	11,231,223
Oil, Gas & Consumable Fuels	—	160,797,014	—	160,797,014
Passenger Airlines	—	8,602,767	—	8,602,767
Personal Care Products	—	6,946,594	—	6,946,594
Pharmaceuticals	—	9,886,878	—	9,886,878
Professional Services	—	483,956	—	483,956
Real Estate Management & Development	—	2,145,337	3,624,831	5,770,168
Semiconductors & Semiconductor Equipment	—	12,845,178	—	12,845,178
Software	—	12,125,741	—	12,125,741
Specialized REITs	—	2,927,005	—	2,927,005
Specialty Retail	—	17,606,676	— (a)	17,606,676
Technology Hardware, Storage & Peripherals	—	3,731,271	—	3,731,271
Trading Companies & Distributors	—	21,221,459	—	21,221,459
Wireless Telecommunication Services	—	3,456,315	—	3,456,315
Total Corporate Bonds	—	994,463,353	13,546,191	1,008,009,544
Foreign Government Securities	—	224,473,093	—	224,473,093
Loan Assignments	—	34,904,249	—	34,904,249
Mortgage-Backed Securities	—	2,391,163,786	—	2,391,163,786
Municipal Bonds	—	6,384,821	3,004,000	9,388,821
Supranational	—	1,818,000	—	1,818,000
Short-Term Investments
Investment Companies	40,395,386	—	—	40,395,386
Total Investments in Securities	$40,395,386	$6,292,528,769	$194,004,981	$6,526,929,136
Liabilities
TBA Short Commitment	$—	$(989,434,135)	$—	$(989,434,135)
Total Liabilities in Securities Sold Short	$—	$(989,434,135)	$—	$(989,434,135)
Appreciation in Other Financial Instruments
Futures Contracts	$1,962,798	$—	$—	$1,962,798
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,576,329)	$—	$(1,576,329)
Futures Contracts	(2,490,254)	—	—	(2,490,254)
Swaps	—	(658,967)	—	(658,967)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(527,456)	$(2,235,296)	$—	$(2,762,752)

(a)	Value is zero.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$20,894,859	$—	$(135,631)	$(82,636)	$89,146,490	$(37,189,804)	$—	$(1,699,998)	$6,599,998	$77,533,278
Collateralized Mortgage Obligations	5,893,564	—	(1,278,732)	(59,301)	144,957,605	(50,126,608)	—	(3,722,603)	(1,699,998)	93,963,927
Commercial Mortgage-Backed Securities	1,868,548	—	(172,212)	31,121	244,452	—	3,651,000	—	—	5,622,909
Common Stocks	— (b)	7,880	6,903	—	438,318	(118,425)	—	—	—	334,676
Corporate Bonds	38,476	—	(67,399)	4,054	14,116,202	(545,142)	—	—	—	13,546,191
Mortgage-Backed Securities	4,900,000	—	—	—	—	—	—	—	(4,900,000)	—
Municipal Bonds	—	—	(631,500)	—	3,635,500	—	—	—	—	3,004,000
Total	$33,595,447	$7,880	$(2,278,571)	$(106,762)	$252,538,567	$(87,979,979)	$3,651,000	$(5,422,601)	$—	$194,004,981

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Mortgage-Backed Securities and Asset-Backed Securities.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(2,278,571).
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$10,473,413	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.07%)
			Constant Default Rate	0.00% - 12.00% (0.06%)
			Yield (Discount Rate of Cash Flows)	5.58% - 9.82% (9.01%)

Asset-Backed Securities	10,473,413
	3,004,000	Terms of Restructuring	Expected Recovery	80.00% (80.00%)

Municipal Bonds	3,004,000
Total	$13,477,413

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $180,527,568. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$44,645,094	$4,159,522,496	$4,163,733,284	$(38,163)	$(757)	$40,395,386	40,379,234	$5,817,904	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short

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futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the

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reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.